UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class and Classes T, T1 and L)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	59.74%
Large Cap Equity	11.45
Fixed Interest Contract	8.95
International Equity	7.22
Real Estate Equity	5.84
Mid Cap Equity	4.75
Small Cap Equity	2.05
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,046.36	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.46
Class T
Actual	$1,000.00	$1,045.16	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.22
Class T1
Actual	$1,000.00	$1,044.34	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.72
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Class T Shares, and 0.94% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	45.94%
Large Cap Equity	18.63
International Equity	11.66
Mid Cap Equity	7.72
Fixed Interest Contract	6.89
Real Estate Equity	5.83
Small Cap Equity	3.33
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,042.63	$2.49 *
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.46 *
Class T
Actual	$1,000.00	$1,040.94	$4.26 *
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.22 *
Class T1
Actual	$1,000.00	$1,040.16	$4.77 *
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.72 *
Class L
Actual	$1,000.00	$1,010.00	$2.08 **
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.42 **
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Class T Shares, and 0.94% for the Class T1, shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
** Expenses are equal to the Fund's annualized expense ratio of 1.08% for the Class L shares multiplied by the average account value over the period, multiplied by 70/366 days to reflect the share class's inception date of April 22, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	56.78%
Large Cap Equity	13.38
International Equity	9.01
Fixed Interest Contract	6.89
Real Estate Equity	5.84
Mid Cap Equity	5.52
Small Cap Equity	2.58
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,014.45	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.61
Class T
Actual	$1,000.00	$1,013.87	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.07
Class T1
Actual	$1,000.00	$1,013.70	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class shares, 0.81% for the Class T Shares, and 0.92% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	41.03%
Large Cap Equity	21.09
International Equity	14.25
Mid Cap Equity	8.71
Real Estate Equity	5.83
Fixed Interest Contract	4.98
Small Cap Equity	4.11
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,013.42	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.82
Class T
Actual	$1,000.00	$1,013.47	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.42
Class T1
Actual	$1,000.00	$1,012.76	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
Class L
Actual	$1,000.00	$1,012.66	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.12
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.88% for the Class T Shares, 0.96% for the Class T1 shares, and 1.02% for the Class L shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	52.26%
Large Cap Equity	15.84
International Equity	11.40
Mid Cap Equity	6.52
Real Estate Equity	5.69
Fixed Interest Contract	4.96
Small Cap Equity	3.33
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,046.53	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.72
Class T
Actual	$1,000.00	$1,044.59	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.47
Class T1
Actual	$1,000.00	$1,044.78	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.97
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Class T Shares, and 0.99% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	33.36%
Large Cap Equity	24.63
International Equity	17.79
Mid Cap Equity	10.16
Real Estate Equity	5.68
Small Cap Equity	5.21
Fixed Interest Contract	3.17
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,039.47	$2.94 *
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.92 *
Class T
Actual	$1,000.00	$1,038.45	$4.71 *
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.67 *
Class T1
Actual	$1,000.00	$1,037.68	$5.22 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.17 *
Class L
Actual	$1,000.00	$1,007.30	$2.25 **
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.87 **
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Class T Shares, and 1.03% for the Class T1, shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
** Expenses are equal to the Fund's annualized expense ratio of 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 70/366 days to reflect the share class's inception date of April 22, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	44.99%
Large Cap Equity	19.16
International Equity	14.85
Mid Cap Equity	7.85
Real Estate Equity	5.65
Small Cap Equity	4.36
Fixed Interest Contract	3.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,013.41	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.82
Class T
Actual	$1,000.00	$1,012.83	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
Class T1
Actual	$1,000.00	$1,012.75	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Class T Shares, and 0.96% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.43%
Bond	24.02
International Equity	21.98
Mid Cap Equity	11.70
Small Cap Equity	6.53
Real Estate Equity	5.66
Fixed Interest Contract	1.68
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,013.02	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.92
Class T
Actual	$1,000.00	$1,012.07	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
Class T1
Actual	$1,000.00	$1,012.36	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.92
Class L
Actual	$1,000.00	$1,011.25	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.22
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.91% for the Class T Shares, 0.98% for the Class T1 shares, and 1.04% for the Class L shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Bond	35.27%
Large Cap Equity	23.16
International Equity	19.18
Mid Cap Equity	9.49
Small Cap Equity	5.70
Real Estate Equity	5.56
Fixed Interest Contract	1.64
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,043.48	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Class T
Actual	$1,000.00	$1,040.99	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.72
Class T1
Actual	$1,000.00	$1,040.32	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.22
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Class T Shares, and 1.04% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	31.59%
International Equity	26.17
Bond	15.24
Mid Cap Equity	12.95
Small Cap Equity	7.80
Real Estate Equity	5.54
Fixed Interest Contract	0.71
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,035.15	$3.09 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.07 *
Class T
Actual	$1,000.00	$1,032.94	$4.85 *
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82 *
Class T1
Actual	$1,000.00	$1,032.36	$5.41 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37 *
Class L
Actual	$1,000.00	$1,001.90	$2.32 **
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.07 **
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class shares, 0.96% for the Class T Shares, and 1.07% for the Class T1, shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
** Expenses are equal to the Fund's annualized expense ratio of 1.21% for the Class L shares multiplied by the average account value over the period, multiplied by 70/366 days to reflect the share class's inception date of April 22, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.63%
Bond	25.73
International Equity	23.59
Mid Cap Equity	10.87
Small Cap Equity	7.04
Real Estate Equity	5.51
Fixed Interest Contract	0.63
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,012.41	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Class T
Actual	$1,000.00	$1,011.83	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.72
Class T1
Actual	$1,000.00	$1,011.75	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.97
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Class T Shares, and 0.99% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	33.06%
International Equity	29.09
Mid Cap Equity	13.50
Bond	9.85
Small Cap Equity	8.76
Real Estate Equity	5.50
Fixed Interest Contract	0.24
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,011.21	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.97
Class T
Actual	$1,000.00	$1,011.26	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
Class T1
Actual	$1,000.00	$1,011.56	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.02
Class L
Actual	$1,000.00	$1,010.45	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.27
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.92% for the Class T Shares, 1.00% for the Class T1 shares, and 1.05% for the Class L shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	28.46%
International Equity	26.96
Bond	19.47
Mid Cap Equity	11.61
Small Cap Equity	8.07
Real Estate Equity	5.35
Fixed Interest Contract	0.08
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,037.41	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Class T
Actual	$1,000.00	$1,036.72	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.87
Class T1
Actual	$1,000.00	$1,035.85	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Institutional Class shares, 0.97% for the Class T Shares, and 1.07% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
Large Cap Equity	32.97%
International Equity	31.15
Mid Cap Equity	13.41
Small Cap Equity	9.32
Bond	7.78
Real Estate Equity	5.34
Fixed Interest Contract	0.03
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,032.73	$3.23 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.22 *
Class T
Actual	$1,000.00	$1,031.84	$5.00 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.97 *
Class T1
Actual	$1,000.00	$1,030.95	$5.50 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.47 *
Class L
Actual	$1,000.00	$ 999.70	$2.35 **
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.17 **
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Institutional Class shares, 0.99% for the Class T Shares, and 1.09% for the Class T1, shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
** Expenses are equal to the Fund's annualized expense ratio of 1.23% for the Class L shares multiplied by the average account value over the period, multiplied by 70/366 days to reflect the share class's inception date of April 22, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
International Equity	29.06%
Large Cap Equity	28.83
Bond	16.43
Mid Cap Equity	11.67
Small Cap Equity	8.68
Real Estate Equity	5.33
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,011.62	$1.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.07
Class T
Actual	$1,000.00	$1,011.04	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
Class T1
Actual	$1,000.00	$1,010.96	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class shares, 0.96% for the Class T Shares, and 0.96% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
International Equity	32.42%
Large Cap Equity	32.10
Mid Cap Equity	13.08
Small Cap Equity	9.75
Bond	7.32
Real Estate Equity	5.33
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,010.82	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.22
Class T
Actual	$1,000.00	$1,009.88	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.87
Class T1
Actual	$1,000.00	$1,010.17	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.27
Class L
Actual	$1,000.00	$1,010.06	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.52
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Institutional Class shares, 0.97% for the Class T Shares, 1.05% for the Class T1 shares, and 1.10% for the Class L shares, multiplied by the average account value over the period, multiplied by 64/366 days to reflect the share classes' inception date of April 28, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
International Equity	30.51%
Large Cap Equity	28.34
Bond	15.37
Mid Cap Equity	11.50
Small Cap Equity	9.14
Real Estate Equity	5.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,036.88	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.12
Class T
Actual	$1,000.00	$1,034.98	$4.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.87
Class T1
Actual	$1,000.00	$1,034.40	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Institutional Class shares, 0.97% for the Class T Shares, and 1.07% for the Class T1 shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.51%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2016
Asset Class	Percentage of Fund Investments
International Equity	33.72%
Large Cap Equity	31.33
Mid Cap Equity	12.69
Small Cap Equity	10.07
Bond	7.02
Real Estate Equity	5.17
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,033.09	$3.29 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.27 *
Class T
Actual	$1,000.00	$1,030.89	$5.10 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07 *
Class T1
Actual	$1,000.00	$1,030.76	$5.60 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.57 *
Class L
Actual	$1,000.00	$ 998.70	$2.39 **
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.27 **
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares, 1.01% for the Class T Shares, and 1.11% for the Class T1, shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).
** Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Class L shares multiplied by the average account value over the period, multiplied by 70/366 days to reflect the share class's inception date of April 22, 2016 through June 30, 2016. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
906,959	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,359,822
1,867,960	Great-West Bond Index Fund Institutional Class(a)	18,866,396
935,162	Great-West Federated Bond Fund Institutional Class(a)	9,258,103
870,462	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,130,111
859,984	Great-West Putnam High Yield Bond Institutional Class(a)	7,911,850
510,617	Great-West Short Duration Bond Fund Institutional Class(a)	5,101,061
642,085	Great-West Templeton Global Bond Fund Institutional Class(a)	5,643,927
972,330	Oppenheimer International Bond Fund Class I	5,639,517
848,061	PIMCO Real Return Fund Institutional Class	9,413,478

TOTAL BOND MUTUAL FUNDS — 59.77% (Cost $80,608,321)		$ 79,324,265
EQUITY MUTUAL FUNDS
22,712	AllianzGI NFJ Small-Cap Value Fund Class R6	517,613
91,475	American Century Real Estate Fund Class R6	3,031,479
153,625	DFA International Real Estate Securities Portfolio Institutional Class	843,403
37,203	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	340,405
152,078	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,383,912
455,900	Great-West International Index Fund Institutional Class(a)	3,875,148
59,925	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	518,351
108,338	Great-West MFS International Growth Fund Institutional Class(a)	877,533
216,838	Great-West MFS International Value Fund Institutional Class(a)	2,164,047
375,597	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,324,033
Shares		Fair Value
Equity Mutual Funds — (continued)
228,882	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 2,025,608
285,213	Great-West Real Estate Index Fund Institutional Class(a)	3,026,103
771,764	Great-West S&P 500® Index Fund Institutional Class(a)	7,385,776
345,132	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,157,958
177,739	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,583,654
235,182	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,022,567
165,918	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,421,919
64,457	Invesco Global Real Estate Fund Class R6	855,991
28,103	Invesco International Growth Fund Class R6	877,371
11,688	Invesco Small Cap Discovery Fund Class R6	105,896
19,116	Janus Triton Fund Class N	438,147
95,536	Northern Emerging Markets Equity Index Fund	898,041
28,767	Oppenheimer Developing Markets Fund Class A	896,082

TOTAL EQUITY MUTUAL FUNDS — 31.32% (Cost $42,491,737)		$ 41,571,037
Account Balance
FIXED INTEREST CONTRACT
11,881,596 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	11,881,596

TOTAL FIXED INTEREST CONTRACT — 8.95% (Cost $11,881,596)		$ 11,881,596
TOTAL INVESTMENTS — 100.04% (Cost $134,981,654)		$132,776,898
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (58,524)
TOTAL NET ASSETS — 100.00%		$132,718,374
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,267,502	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 54,360,616
10,849,106	Great-West Bond Index Fund Institutional Class(a)	109,575,973
5,426,626	Great-West Federated Bond Fund Institutional Class(a)	53,723,593
5,071,671	Great-West Loomis Sayles Bond Fund Institutional Class(a)	47,369,410
5,011,787	Great-West Putnam High Yield Bond Institutional Class(a)	46,108,443
2,975,826	Great-West Short Duration Bond Fund Institutional Class(a)	29,728,503
3,736,088	Great-West Templeton Global Bond Fund Institutional Class(a)	32,840,217
5,659,286	Oppenheimer International Bond Fund Class I	32,823,860
4,919,325	PIMCO Real Return Fund Institutional Class	54,604,503

TOTAL BOND MUTUAL FUNDS — 45.96% (Cost $467,354,874)		$ 461,135,118
EQUITY MUTUAL FUNDS
276,724	AllianzGI NFJ Small-Cap Value Fund Class R6	6,306,538
690,238	American Century Real Estate Fund Class R6	22,874,476
1,153,947	DFA International Real Estate Securities Portfolio Institutional Class	6,335,169
451,990	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,135,713
1,876,928	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	17,080,044
5,567,536	Great-West International Index Fund Institutional Class(a)	47,324,058
729,365	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,309,005
1,313,830	Great-West MFS International Growth Fund Institutional Class(a)	10,642,024
2,649,983	Great-West MFS International Value Fund Institutional Class(a)	26,446,831
4,613,223	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	40,827,020
Shares		Fair Value
Equity Mutual Funds — (continued)
2,823,865	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 24,991,206
2,156,662	Great-West Real Estate Index Fund Institutional Class(a)	22,882,182
9,493,134	Great-West S&P 500® Index Fund Institutional Class(a)	90,849,289
4,244,796	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	38,839,885
2,174,171	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	19,371,865
2,894,665	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,894,120
2,034,625	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,436,740
487,185	Invesco Global Real Estate Fund Class R6	6,469,819
340,713	Invesco International Growth Fund Class R6	10,637,074
153,933	Invesco Small Cap Discovery Fund Class R6	1,394,629
235,599	Janus Triton Fund Class N	5,399,934
1,173,734	Northern Emerging Markets Equity Index Fund	11,033,097
353,541	Oppenheimer Developing Markets Fund Class A	11,012,797

TOTAL EQUITY MUTUAL FUNDS — 47.20% (Cost $475,480,172)		$ 473,493,515
Account Balance
FIXED INTEREST CONTRACT
69,149,640 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	69,149,640

TOTAL FIXED INTEREST CONTRACT — 6.89% (Cost $69,149,640)		$ 69,149,640
TOTAL INVESTMENTS — 100.05% (Cost $1,011,984,686)		$ 1,003,778,273
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (457,688)
TOTAL NET ASSETS — 100.00%		$ 1,003,320,585
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
160	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 1,649
448	Great-West Bond Index Fund Institutional Class(a)	4,524
224	Great-West Federated Bond Fund Institutional Class(a)	2,218
207	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,931
198	Great-West Putnam High Yield Bond Institutional Class(a)	1,825
90	Great-West Short Duration Bond Fund Institutional Class(a)	900
147	Great-West Templeton Global Bond Fund Institutional Class(a)	1,288
220	Oppenheimer International Bond Fund Class I	1,278
150	PIMCO Real Return Fund Institutional Class	1,664

TOTAL BOND MUTUAL FUNDS — 56.81% (Cost $17,227)		$ 17,277
EQUITY MUTUAL FUNDS
6	AllianzGI NFJ Small-Cap Value Fund Class R6	147
21	American Century Real Estate Fund Class R6	688
36	DFA International Real Estate Securities Portfolio Institutional Class	197
10	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	91
41	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	369
128	Great-West International Index Fund Institutional Class(a)	1,088
17	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	148
30	Great-West MFS International Growth Fund Institutional Class(a)	244
61	Great-West MFS International Value Fund Institutional Class(a)	611
100	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	886
Shares		Fair Value
Equity Mutual Funds — (continued)
61	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 542
65	Great-West Real Estate Index Fund Institutional Class(a)	688
206	Great-West S&P 500® Index Fund Institutional Class(a)	1,975
92	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	842
51	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	458
62	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	538
44	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	377
15	Invesco Global Real Estate Fund Class R6	203
8	Invesco International Growth Fund Class R6	243
4	Invesco Small Cap Discovery Fund Class R6	33
6	Janus Triton Fund Class N	129
30	Northern Emerging Markets Equity Index Fund	279
9	Oppenheimer Developing Markets Fund Class A	277

TOTAL EQUITY MUTUAL FUNDS — 36.34% (Cost $10,930)		$ 11,053
Account Balance
FIXED INTEREST CONTRACT
2,095 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	2,095

TOTAL FIXED INTEREST CONTRACT — 6.89% (Cost $2,095)		$ 2,095
TOTAL INVESTMENTS — 100.04% (Cost $30,252)		$ 30,425
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (12)
TOTAL NET ASSETS — 100.00%		$ 30,413
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,084	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 62,786
17,036	Great-West Bond Index Fund Institutional Class(a)	172,066
8,536	Great-West Federated Bond Fund Institutional Class(a)	84,505
7,871	Great-West Loomis Sayles Bond Fund Institutional Class(a)	73,517
7,554	Great-West Putnam High Yield Bond Institutional Class(a)	69,497
3,438	Great-West Short Duration Bond Fund Institutional Class(a)	34,343
5,570	Great-West Templeton Global Bond Fund Institutional Class(a)	48,955
8,372	Oppenheimer International Bond Fund Class I	48,560
5,701	PIMCO Real Return Fund Institutional Class	63,283

TOTAL BOND MUTUAL FUNDS — 41.03% (Cost $657,990)		$ 657,512
EQUITY MUTUAL FUNDS
545	AllianzGI NFJ Small-Cap Value Fund Class R6	12,422
1,091	American Century Real Estate Fund Class R6	36,152
1,895	DFA International Real Estate Securities Portfolio Institutional Class	10,405
821	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	7,507
3,372	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	30,686
10,675	Great-West International Index Fund Institutional Class(a)	90,734
1,437	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,432
2,524	Great-West MFS International Growth Fund Institutional Class(a)	20,447
5,085	Great-West MFS International Value Fund Institutional Class(a)	50,747
8,307	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	73,516
Shares		Fair Value
Equity Mutual Funds — (continued)
5,099	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 45,122
3,405	Great-West Real Estate Index Fund Institutional Class(a)	36,132
17,121	Great-West S&P 500® Index Fund Institutional Class(a)	163,848
7,649	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	69,986
4,306	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	38,364
5,218	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	44,876
3,660	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,365
804	Invesco Global Real Estate Fund Class R6	10,680
653	Invesco International Growth Fund Class R6	20,389
297	Invesco Small Cap Discovery Fund Class R6	2,693
465	Janus Triton Fund Class N	10,663
2,460	Northern Emerging Markets Equity Index Fund	23,126
738	Oppenheimer Developing Markets Fund Class A	22,979

TOTAL EQUITY MUTUAL FUNDS — 54.00% (Cost $857,038)		$ 865,271
Account Balance
FIXED INTEREST CONTRACT
79,868 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	79,868

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $79,868)		$ 79,868
TOTAL INVESTMENTS — 100.02% (Cost $1,594,896)		$ 1,602,651
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (292)
TOTAL NET ASSETS — 100.00%		$ 1,602,359
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
925,390	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 9,550,026
3,596,909	Great-West Bond Index Fund Institutional Class(a)	36,328,781
1,802,817	Great-West Federated Bond Fund Institutional Class(a)	17,847,883
1,656,841	Great-West Loomis Sayles Bond Fund Institutional Class(a)	15,474,896
1,556,587	Great-West Putnam High Yield Bond Institutional Class(a)	14,320,601
521,175	Great-West Short Duration Bond Fund Institutional Class(a)	5,206,542
1,121,834	Great-West Templeton Global Bond Fund Institutional Class(a)	9,860,920
1,697,022	Oppenheimer International Bond Fund Class I	9,842,725
864,976	PIMCO Real Return Fund Institutional Class	9,601,236

TOTAL BOND MUTUAL FUNDS — 52.28% (Cost $130,574,174)		$128,033,610
EQUITY MUTUAL FUNDS
67,320	AllianzGI NFJ Small-Cap Value Fund Class R6	1,534,224
161,018	American Century Real Estate Fund Class R6	5,336,131
293,779	DFA International Real Estate Securities Portfolio Institutional Class	1,612,844
94,136	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	861,343
387,034	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,522,013
1,281,993	Great-West International Index Fund Institutional Class(a)	10,896,940
177,358	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,534,147
304,400	Great-West MFS International Growth Fund Institutional Class(a)	2,465,640
613,252	Great-West MFS International Value Fund Institutional Class(a)	6,120,255
952,950	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	8,433,608
Shares		Fair Value
Equity Mutual Funds — (continued)
582,541	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 5,155,485
503,471	Great-West Real Estate Index Fund Institutional Class(a)	5,341,824
1,958,849	Great-West S&P 500® Index Fund Institutional Class(a)	18,746,188
875,546	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,011,245
534,250	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,760,167
596,414	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,129,157
418,304	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,584,869
124,632	Invesco Global Real Estate Fund Class R6	1,655,113
78,965	Invesco International Growth Fund Class R6	2,465,299
37,426	Invesco Small Cap Discovery Fund Class R6	339,081
58,351	Janus Triton Fund Class N	1,337,396
318,120	Northern Emerging Markets Equity Index Fund	2,990,330
95,828	Oppenheimer Developing Markets Fund Class A	2,985,057

TOTAL EQUITY MUTUAL FUNDS — 42.80% (Cost $107,222,060)		$104,818,356
Account Balance
FIXED INTEREST CONTRACT
12,147,959 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,147,959

TOTAL FIXED INTEREST CONTRACT — 4.96% (Cost $12,147,959)		$ 12,147,959
TOTAL INVESTMENTS — 100.04% (Cost $249,944,193)		$244,999,925
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (108,704)
TOTAL NET ASSETS — 100.00%		$244,891,221
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,160,769	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 42,939,138
16,192,850	Great-West Bond Index Fund Institutional Class(a)	163,547,789
8,111,187	Great-West Federated Bond Fund Institutional Class(a)	80,300,748
7,451,339	Great-West Loomis Sayles Bond Fund Institutional Class(a)	69,595,503
7,011,265	Great-West Putnam High Yield Bond Institutional Class(a)	64,503,639
2,343,043	Great-West Short Duration Bond Fund Institutional Class(a)	23,406,999
5,052,546	Great-West Templeton Global Bond Fund Institutional Class(a)	44,411,878
7,648,530	Oppenheimer International Bond Fund Class I	44,361,475
3,886,490	PIMCO Real Return Fund Institutional Class	43,140,039

TOTAL BOND MUTUAL FUNDS — 33.38% (Cost $584,837,062)		$ 576,207,208
EQUITY MUTUAL FUNDS
748,154	AllianzGI NFJ Small-Cap Value Fund Class R6	17,050,441
1,132,199	American Century Real Estate Fund Class R6	37,521,067
2,079,958	DFA International Real Estate Securities Portfolio Institutional Class	11,418,968
1,034,951	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,469,799
4,235,563	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	38,543,625
14,152,747	Great-West International Index Fund Institutional Class(a)	120,298,348
1,971,953	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,057,396
3,333,064	Great-West MFS International Growth Fund Institutional Class(a)	26,997,821
6,755,556	Great-West MFS International Value Fund Institutional Class(a)	67,420,449
10,436,982	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	92,367,293
Shares		Fair Value
Equity Mutual Funds — (continued)
6,388,258	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 56,536,080
3,535,167	Great-West Real Estate Index Fund Institutional Class(a)	37,508,117
21,481,193	Great-West S&P 500® Index Fund Institutional Class(a)	205,575,014
9,608,995	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	87,922,305
5,873,785	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	52,335,427
6,547,527	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	56,308,736
4,605,088	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,465,601
878,188	Invesco Global Real Estate Fund Class R6	11,662,333
863,844	Invesco International Growth Fund Class R6	26,969,220
397,097	Invesco Small Cap Discovery Fund Class R6	3,597,702
638,168	Janus Triton Fund Class N	14,626,799
3,494,035	Northern Emerging Markets Equity Index Fund	32,843,933
1,051,064	Oppenheimer Developing Markets Fund Class A	32,740,657

TOTAL EQUITY MUTUAL FUNDS — 63.50% (Cost $1,094,255,794)		$ 1,096,237,131
Account Balance
FIXED INTEREST CONTRACT
54,643,613 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	54,643,613

TOTAL FIXED INTEREST CONTRACT — 3.17% (Cost $54,643,613)		$ 54,643,613
TOTAL INVESTMENTS — 100.05% (Cost $1,733,736,469)		$ 1,727,087,952
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (783,988)
TOTAL NET ASSETS — 100.00%		$ 1,726,303,964
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
73	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 751
414	Great-West Bond Index Fund Institutional Class(a)	4,181
207	Great-West Federated Bond Fund Institutional Class(a)	2,049
188	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,758
173	Great-West Putnam High Yield Bond Institutional Class(a)	1,596
41	Great-West Short Duration Bond Fund Institutional Class(a)	409
125	Great-West Templeton Global Bond Fund Institutional Class(a)	1,095
187	Oppenheimer International Bond Fund Class I	1,086
68	PIMCO Real Return Fund Institutional Class	758

TOTAL BOND MUTUAL FUNDS — 45.01% (Cost $13,650)		$ 13,683
EQUITY MUTUAL FUNDS
11	AllianzGI NFJ Small-Cap Value Fund Class R6	250
20	American Century Real Estate Fund Class R6	654
37	DFA International Real Estate Securities Portfolio Institutional Class	203
14	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	127
58	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	527
204	Great-West International Index Fund Institutional Class(a)	1,731
29	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	250
48	Great-West MFS International Growth Fund Institutional Class(a)	390
97	Great-West MFS International Value Fund Institutional Class(a)	973
142	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,256
Shares		Fair Value
Equity Mutual Funds — (continued)
87	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 774
62	Great-West Real Estate Index Fund Institutional Class(a)	653
294	Great-West S&P 500® Index Fund Institutional Class(a)	2,811
131	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,197
87	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	773
89	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	768
63	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	536
16	Invesco Global Real Estate Fund Class R6	209
12	Invesco International Growth Fund Class R6	389
6	Invesco Small Cap Discovery Fund Class R6	54
9	Janus Triton Fund Class N	216
55	Northern Emerging Markets Equity Index Fund	518
16	Oppenheimer Developing Markets Fund Class A	514

TOTAL EQUITY MUTUAL FUNDS — 51.89% (Cost $15,646)		$ 15,773
Account Balance
FIXED INTEREST CONTRACT
956 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	956

TOTAL FIXED INTEREST CONTRACT — 3.14% (Cost $956)		$ 956
TOTAL INVESTMENTS — 100.04% (Cost $30,252)		$ 30,412
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (13)
TOTAL NET ASSETS — 100.00%		$ 30,399
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,648	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 37,646
20,800	Great-West Bond Index Fund Institutional Class(a)	210,074
10,401	Great-West Federated Bond Fund Institutional Class(a)	102,966
9,427	Great-West Loomis Sayles Bond Fund Institutional Class(a)	88,048
8,681	Great-West Putnam High Yield Bond Institutional Class(a)	79,866
2,065	Great-West Short Duration Bond Fund Institutional Class(a)	20,632
6,186	Great-West Templeton Global Bond Fund Institutional Class(a)	54,373
9,354	Oppenheimer International Bond Fund Class I	54,253
3,416	PIMCO Real Return Fund Institutional Class	37,922

TOTAL BOND MUTUAL FUNDS — 24.03% (Cost $686,875)		$ 685,780
EQUITY MUTUAL FUNDS
1,546	AllianzGI NFJ Small-Cap Value Fund Class R6	35,223
1,851	American Century Real Estate Fund Class R6	61,345
3,476	DFA International Real Estate Securities Portfolio Institutional Class	19,085
1,988	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	18,194
8,065	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	73,394
28,416	Great-West International Index Fund Institutional Class(a)	241,534
4,076	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	35,253
6,732	Great-West MFS International Growth Fund Institutional Class(a)	54,532
13,519	Great-West MFS International Value Fund Institutional Class(a)	134,919
19,844	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	175,618
Shares		Fair Value
Equity Mutual Funds — (continued)
12,162	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 107,637
5,786	Great-West Real Estate Index Fund Institutional Class(a)	61,385
40,844	Great-West S&P 500® Index Fund Institutional Class(a)	390,879
18,304	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	167,485
12,145	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	108,215
12,461	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	107,167
8,752	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	75,002
1,477	Invesco Global Real Estate Fund Class R6	19,614
1,745	Invesco International Growth Fund Class R6	54,476
843	Invesco Small Cap Discovery Fund Class R6	7,635
1,325	Janus Triton Fund Class N	30,373
7,552	Northern Emerging Markets Equity Index Fund	70,985
2,275	Oppenheimer Developing Markets Fund Class A	70,871

TOTAL EQUITY MUTUAL FUNDS — 74.31% (Cost $2,100,692)		$ 2,120,821
Account Balance
FIXED INTEREST CONTRACT
48,041 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	48,041

TOTAL FIXED INTEREST CONTRACT — 1.68% (Cost $48,041)		$ 48,041
TOTAL INVESTMENTS — 100.02% (Cost $2,835,608)		$ 2,854,642
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (514)
TOTAL NET ASSETS — 100.00%		$ 2,854,128
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
261,865	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 2,702,449
2,377,875	Great-West Bond Index Fund Institutional Class(a)	24,016,532
1,188,245	Great-West Federated Bond Fund Institutional Class(a)	11,763,627
1,078,169	Great-West Loomis Sayles Bond Fund Institutional Class(a)	10,070,102
976,016	Great-West Putnam High Yield Bond Institutional Class(a)	8,979,344
148,470	Great-West Short Duration Bond Fund Institutional Class(a)	1,483,219
691,811	Great-West Templeton Global Bond Fund Institutional Class(a)	6,081,022
1,044,260	Oppenheimer International Bond Fund Class I	6,056,708
245,493	PIMCO Real Return Fund Institutional Class	2,724,972

TOTAL BOND MUTUAL FUNDS — 35.28% (Cost $75,343,123)		$ 73,877,975
EQUITY MUTUAL FUNDS
98,748	AllianzGI NFJ Small-Cap Value Fund Class R6	2,250,459
131,793	American Century Real Estate Fund Class R6	4,367,635
263,620	DFA International Real Estate Securities Portfolio Institutional Class	1,447,273
116,699	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,067,795
480,248	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	4,370,259
1,789,297	Great-West International Index Fund Institutional Class(a)	15,209,026
260,186	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,250,612
424,098	Great-West MFS International Growth Fund Institutional Class(a)	3,435,196
852,267	Great-West MFS International Value Fund Institutional Class(a)	8,505,622
1,182,456	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	10,464,739
Shares		Fair Value
Equity Mutual Funds — (continued)
723,640	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 6,404,216
410,960	Great-West Real Estate Index Fund Institutional Class(a)	4,360,280
2,438,676	Great-West S&P 500® Index Fund Institutional Class(a)	23,338,129
1,089,633	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,970,141
780,871	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,957,565
740,979	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,372,423
520,769	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,462,990
111,525	Invesco Global Real Estate Fund Class R6	1,481,048
109,853	Invesco International Growth Fund Class R6	3,429,607
52,669	Invesco Small Cap Discovery Fund Class R6	477,179
84,512	Janus Triton Fund Class N	1,937,007
512,175	Northern Emerging Markets Equity Index Fund	4,814,440
153,939	Oppenheimer Developing Markets Fund Class A	4,795,194

TOTAL EQUITY MUTUAL FUNDS — 63.12% (Cost $135,367,436)		$132,168,835
Account Balance
FIXED INTEREST CONTRACT
3,440,154 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,440,154

TOTAL FIXED INTEREST CONTRACT — 1.64% (Cost $3,440,154)		$ 3,440,154
TOTAL INVESTMENTS — 100.04% (Cost $214,150,713)		$209,486,964
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (93,835)
TOTAL NET ASSETS — 100.00%		$209,393,129
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
793,642	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 8,190,384
7,153,628	Great-West Bond Index Fund Institutional Class(a)	72,251,646
3,582,269	Great-West Federated Bond Fund Institutional Class(a)	35,464,463
3,260,843	Great-West Loomis Sayles Bond Fund Institutional Class(a)	30,456,271
2,955,228	Great-West Putnam High Yield Bond Institutional Class(a)	27,188,094
452,920	Great-West Short Duration Bond Fund Institutional Class(a)	4,524,674
2,095,645	Great-West Templeton Global Bond Fund Institutional Class(a)	18,420,722
3,166,825	Oppenheimer International Bond Fund Class I	18,367,585
742,323	PIMCO Real Return Fund Institutional Class	8,239,787

TOTAL BOND MUTUAL FUNDS — 15.25% (Cost $225,597,825)		$ 223,103,626
EQUITY MUTUAL FUNDS
945,985	AllianzGI NFJ Small-Cap Value Fund Class R6	21,559,009
913,940	American Century Real Estate Fund Class R6	30,287,981
1,841,088	DFA International Real Estate Securities Portfolio Institutional Class	10,107,572
1,109,645	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	10,153,248
4,588,856	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	41,758,588
17,044,232	Great-West International Index Fund Institutional Class(a)	144,875,974
2,494,873	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	21,580,654
4,031,820	Great-West MFS International Growth Fund Institutional Class(a)	32,657,740
8,134,967	Great-West MFS International Value Fund Institutional Class(a)	81,186,974
11,257,729	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	99,630,900
Shares		Fair Value
Equity Mutual Funds — (continued)
6,913,926	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 61,188,245
2,855,365	Great-West Real Estate Index Fund Institutional Class(a)	30,295,418
23,213,201	Great-West S&P 500® Index Fund Institutional Class(a)	222,150,330
10,384,172	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	95,015,177
7,445,673	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	66,340,950
7,082,895	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	60,912,900
4,970,563	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,597,724
778,998	Invesco Global Real Estate Fund Class R6	10,345,094
1,043,915	Invesco International Growth Fund Class R6	32,591,013
511,682	Invesco Small Cap Discovery Fund Class R6	4,635,836
806,087	Janus Triton Fund Class N	18,475,511
4,888,582	Northern Emerging Markets Equity Index Fund	45,952,676
1,470,002	Oppenheimer Developing Markets Fund Class A	45,790,549

TOTAL EQUITY MUTUAL FUNDS — 84.09% (Cost $1,233,950,341)		$ 1,230,090,063
Account Balance
FIXED INTEREST CONTRACT
10,343,602 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,343,602

TOTAL FIXED INTEREST CONTRACT — 0.71% (Cost $10,343,602)		$ 10,343,602
TOTAL INVESTMENTS — 100.05% (Cost $1,469,891,768)		$ 1,463,537,291
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (669,406)
TOTAL NET ASSETS — 100.00%		$ 1,462,867,885
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 152
265	Great-West Bond Index Fund Institutional Class(a)	2,678
133	Great-West Federated Bond Fund Institutional Class(a)	1,314
120	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,121
107	Great-West Putnam High Yield Bond Institutional Class(a)	984
8	Great-West Short Duration Bond Fund Institutional Class(a)	82
76	Great-West Templeton Global Bond Fund Institutional Class(a)	668
114	Oppenheimer International Bond Fund Class I	662
14	PIMCO Real Return Fund Institutional Class	153

TOTAL BOND MUTUAL FUNDS — 25.74% (Cost $7,799)		$ 7,814
EQUITY MUTUAL FUNDS
18	AllianzGI NFJ Small-Cap Value Fund Class R6	403
19	American Century Real Estate Fund Class R6	622
39	DFA International Real Estate Securities Portfolio Institutional Class	212
19	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	177
80	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	727
313	Great-West International Index Fund Institutional Class(a)	2,659
47	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	404
74	Great-West MFS International Growth Fund Institutional Class(a)	598
150	Great-West MFS International Value Fund Institutional Class(a)	1,495
197	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,742
Shares		Fair Value
Equity Mutual Funds — (continued)
120	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,067
59	Great-West Real Estate Index Fund Institutional Class(a)	622
405	Great-West S&P 500® Index Fund Institutional Class(a)	3,875
181	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,655
139	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,243
123	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,059
86	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	741
16	Invesco Global Real Estate Fund Class R6	219
19	Invesco International Growth Fund Class R6	596
9	Invesco Small Cap Discovery Fund Class R6	87
15	Janus Triton Fund Class N	346
97	Northern Emerging Markets Equity Index Fund	911
29	Oppenheimer Developing Markets Fund Class A	905

TOTAL EQUITY MUTUAL FUNDS — 73.67% (Cost $22,231)		$ 22,365
Account Balance
FIXED INTEREST CONTRACT
191 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	191

TOTAL FIXED INTEREST CONTRACT — 0.63% (Cost $191)		$ 191
TOTAL INVESTMENTS — 100.04% (Cost $30,221)		$ 30,370
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (13)
TOTAL NET ASSETS — 100.00%		$ 30,357
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,841	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 18,994
33,434	Great-West Bond Index Fund Institutional Class(a)	337,686
16,739	Great-West Federated Bond Fund Institutional Class(a)	165,719
15,124	Great-West Loomis Sayles Bond Fund Institutional Class(a)	141,261
13,484	Great-West Putnam High Yield Bond Institutional Class(a)	124,054
999	Great-West Short Duration Bond Fund Institutional Class(a)	9,977
9,509	Great-West Templeton Global Bond Fund Institutional Class(a)	83,581
14,341	Oppenheimer International Bond Fund Class I	83,177
1,722	PIMCO Real Return Fund Institutional Class	19,116

TOTAL BOND MUTUAL FUNDS — 9.85% (Cost $985,874)		$ 983,565
EQUITY MUTUAL FUNDS
7,248	AllianzGI NFJ Small-Cap Value Fund Class R6	165,184
6,138	American Century Real Estate Fund Class R6	203,417
12,740	DFA International Real Estate Securities Portfolio Institutional Class	69,944
7,939	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	72,641
32,600	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	296,660
127,119	Great-West International Index Fund Institutional Class(a)	1,080,513
19,109	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	165,294
30,084	Great-West MFS International Growth Fund Institutional Class(a)	243,679
60,493	Great-West MFS International Value Fund Institutional Class(a)	603,720
80,220	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	709,945
Shares		Fair Value
Equity Mutual Funds — (continued)
49,094	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 434,484
19,255	Great-West Real Estate Index Fund Institutional Class(a)	204,296
165,365	Great-West S&P 500® Index Fund Institutional Class(a)	1,582,543
73,868	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	675,892
57,092	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	508,685
50,213	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	431,827
35,354	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	302,985
5,413	Invesco Global Real Estate Fund Class R6	71,888
7,793	Invesco International Growth Fund Class R6	243,311
3,937	Invesco Small Cap Discovery Fund Class R6	35,670
6,205	Janus Triton Fund Class N	142,220
39,108	Northern Emerging Markets Equity Index Fund	367,611
11,770	Oppenheimer Developing Markets Fund Class A	366,643

TOTAL EQUITY MUTUAL FUNDS — 89.93% (Cost $8,890,439)		$ 8,979,052
Account Balance
FIXED INTEREST CONTRACT
23,888 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	23,888

TOTAL FIXED INTEREST CONTRACT — 0.24% (Cost $23,888)		$ 23,888
TOTAL INVESTMENTS — 100.02% (Cost $9,900,201)		$ 9,986,505
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (1,799)
TOTAL NET ASSETS — 100.00%		$ 9,984,706
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,944	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 71,660
830,058	Great-West Bond Index Fund Institutional Class(a)	8,383,590
416,061	Great-West Federated Bond Fund Institutional Class(a)	4,119,002
374,570	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,498,488
330,250	Great-West Putnam High Yield Bond Institutional Class(a)	3,038,301
3,579	Great-West Short Duration Bond Fund Institutional Class(a)	35,750
231,278	Great-West Templeton Global Bond Fund Institutional Class(a)	2,032,930
349,506	Oppenheimer International Bond Fund Class I	2,027,134
6,500	PIMCO Real Return Fund Institutional Class	72,155

TOTAL BOND MUTUAL FUNDS — 19.48% (Cost $23,749,086)		$ 23,279,010
EQUITY MUTUAL FUNDS
79,881	AllianzGI NFJ Small-Cap Value Fund Class R6	1,820,491
70,686	American Century Real Estate Fund Class R6	2,342,546
155,586	DFA International Real Estate Securities Portfolio Institutional Class	854,169
82,151	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	751,686
336,405	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,061,288
1,392,816	Great-West International Index Fund Institutional Class(a)	11,838,932
210,918	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,824,436
328,146	Great-West MFS International Growth Fund Institutional Class(a)	2,657,983
659,974	Great-West MFS International Value Fund Institutional Class(a)	6,586,539
822,682	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	7,280,737
Shares		Fair Value
Equity Mutual Funds — (continued)
505,066	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,469,838
220,498	Great-West Real Estate Index Fund Institutional Class(a)	2,339,478
1,697,382	Great-West S&P 500® Index Fund Institutional Class(a)	16,243,948
760,073	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,954,666
629,846	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,611,926
518,872	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,462,301
362,797	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,109,173
65,311	Invesco Global Real Estate Fund Class R6	867,324
84,983	Invesco International Growth Fund Class R6	2,653,164
43,198	Invesco Small Cap Discovery Fund Class R6	391,372
68,521	Janus Triton Fund Class N	1,570,500
452,598	Northern Emerging Markets Equity Index Fund	4,254,419
136,121	Oppenheimer Developing Markets Fund Class A	4,240,180

TOTAL EQUITY MUTUAL FUNDS — 80.49% (Cost $98,828,928)		$ 96,187,096
Account Balance
FIXED INTEREST CONTRACT
95,158 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	95,158

TOTAL FIXED INTEREST CONTRACT — 0.08% (Cost $95,158)		$ 95,158
TOTAL INVESTMENTS — 100.05% (Cost $122,673,172)		$119,561,264
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (54,022)
TOTAL NET ASSETS — 100.00%		$119,507,242
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,391	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 158,838
2,205,600	Great-West Bond Index Fund Institutional Class(a)	22,276,554
1,100,691	Great-West Federated Bond Fund Institutional Class(a)	10,896,841
995,131	Great-West Loomis Sayles Bond Fund Institutional Class(a)	9,294,527
879,403	Great-West Putnam High Yield Bond Institutional Class(a)	8,090,508
7,934	Great-West Short Duration Bond Fund Institutional Class(a)	79,264
618,278	Great-West Templeton Global Bond Fund Institutional Class(a)	5,434,667
934,836	Oppenheimer International Bond Fund Class I	5,422,046
14,393	PIMCO Real Return Fund Institutional Class	159,762

TOTAL BOND MUTUAL FUNDS — 7.78% (Cost $62,712,175)		$ 61,813,007
EQUITY MUTUAL FUNDS
614,627	AllianzGI NFJ Small-Cap Value Fund Class R6	14,007,361
468,381	American Century Real Estate Fund Class R6	15,522,138
1,033,446	DFA International Real Estate Securities Portfolio Institutional Class	5,673,620
629,009	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	5,755,431
2,579,042	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	23,469,279
10,681,553	Great-West International Index Fund Institutional Class(a)	90,793,198
1,620,539	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	14,017,667
2,517,091	Great-West MFS International Growth Fund Institutional Class(a)	20,388,436
5,083,620	Great-West MFS International Value Fund Institutional Class(a)	50,734,525
6,325,662	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	55,982,106
Shares		Fair Value
Equity Mutual Funds — (continued)
3,886,936	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 34,399,383
1,462,416	Great-West Real Estate Index Fund Institutional Class(a)	15,516,236
13,098,148	Great-West S&P 500® Index Fund Institutional Class(a)	125,349,278
5,839,417	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	53,430,662
4,837,349	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	43,100,781
3,990,857	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	34,321,373
2,791,828	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	23,925,967
434,395	Invesco Global Real Estate Fund Class R6	5,768,769
651,628	Invesco International Growth Fund Class R6	20,343,832
330,143	Invesco Small Cap Discovery Fund Class R6	2,991,092
524,169	Janus Triton Fund Class N	12,013,965
3,482,645	Northern Emerging Markets Equity Index Fund	32,736,860
1,047,015	Oppenheimer Developing Markets Fund Class A	32,614,517

TOTAL EQUITY MUTUAL FUNDS — 92.24% (Cost $745,851,697)		$732,856,476
Account Balance
FIXED INTEREST CONTRACT
237,413 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	237,413

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $237,413)		$ 237,413
TOTAL INVESTMENTS — 100.05% (Cost $808,801,285)		$794,906,896
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (362,167)
TOTAL NET ASSETS — 100.00%		$794,544,729
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
178	Great-West Bond Index Fund Institutional Class(a)	$ 1,796
89	Great-West Federated Bond Fund Institutional Class(a)	881
80	Great-West Loomis Sayles Bond Fund Institutional Class(a)	747
71	Great-West Putnam High Yield Bond Institutional Class(a)	648
52	Great-West Templeton Global Bond Fund Institutional Class(a)	458
78	Oppenheimer International Bond Fund Class I	454

TOTAL BOND MUTUAL FUNDS — 16.44% (Cost $4,976)		$ 4,984
EQUITY MUTUAL FUNDS
22	AllianzGI NFJ Small-Cap Value Fund Class R6	496
18	American Century Real Estate Fund Class R6	587
40	DFA International Real Estate Securities Portfolio Institutional Class	218
21	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	189
86	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	781
372	Great-West International Index Fund Institutional Class(a)	3,161
57	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	497
88	Great-West MFS International Growth Fund Institutional Class(a)	711
178	Great-West MFS International Value Fund Institutional Class(a)	1,777
211	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,868
Shares		Fair Value
Equity Mutual Funds — (continued)
129	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,146
55	Great-West Real Estate Index Fund Institutional Class(a)	587
436	Great-West S&P 500® Index Fund Institutional Class(a)	4,169
194	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,776
172	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,532
132	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,137
93	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	795
17	Invesco Global Real Estate Fund Class R6	225
23	Invesco International Growth Fund Class R6	709
12	Invesco Small Cap Discovery Fund Class R6	108
18	Janus Triton Fund Class N	426
131	Northern Emerging Markets Equity Index Fund	1,233
39	Oppenheimer Developing Markets Fund Class A	1,225

TOTAL EQUITY MUTUAL FUNDS — 83.60% (Cost $25,221)		$ 25,353
TOTAL INVESTMENTS — 100.04% (Cost $30,197)		$ 30,337
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (12)
TOTAL NET ASSETS — 100.00%		$ 30,325
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,836	Great-West Bond Index Fund Institutional Class(a)	$ 18,544
920	Great-West Federated Bond Fund Institutional Class(a)	9,110
822	Great-West Loomis Sayles Bond Fund Institutional Class(a)	7,677
726	Great-West Putnam High Yield Bond Institutional Class(a)	6,677
531	Great-West Templeton Global Bond Fund Institutional Class(a)	4,671
806	Oppenheimer International Bond Fund Class I	4,671

TOTAL BOND MUTUAL FUNDS — 7.33% (Cost $51,497)		$ 51,350
EQUITY MUTUAL FUNDS
565	AllianzGI NFJ Small-Cap Value Fund Class R6	12,875
410	American Century Real Estate Fund Class R6	13,572
923	DFA International Real Estate Securities Portfolio Institutional Class	5,067
546	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,997
2,217	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	20,171
9,656	Great-West International Index Fund Institutional Class(a)	82,075
1,489	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	12,881
2,281	Great-West MFS International Growth Fund Institutional Class(a)	18,476
4,564	Great-West MFS International Value Fund Institutional Class(a)	45,545
5,447	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	48,204
Shares		Fair Value
Equity Mutual Funds — (continued)
3,326	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 29,439
1,280	Great-West Real Estate Index Fund Institutional Class(a)	13,581
11,172	Great-West S&P 500® Index Fund Institutional Class(a)	106,915
5,017	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	45,907
4,466	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	39,795
3,417	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	29,391
2,406	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	20,622
390	Invesco Global Real Estate Fund Class R6	5,178
591	Invesco International Growth Fund Class R6	18,461
308	Invesco Small Cap Discovery Fund Class R6	2,789
485	Janus Triton Fund Class N	11,121
3,339	Northern Emerging Markets Equity Index Fund	31,385
1,007	Oppenheimer Developing Markets Fund Class A	31,359

TOTAL EQUITY MUTUAL FUNDS — 92.69% (Cost $643,429)		$ 649,806
TOTAL INVESTMENTS — 100.02% (Cost $694,926)		$ 701,156
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (128)
TOTAL NET ASSETS — 100.00%		$ 701,028
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
225,667	Great-West Bond Index Fund Institutional Class(a)	$ 2,279,240
112,986	Great-West Federated Bond Fund Institutional Class(a)	1,118,560
101,746	Great-West Loomis Sayles Bond Fund Institutional Class(a)	950,307
90,100	Great-West Putnam High Yield Bond Institutional Class(a)	828,920
69,362	Great-West Templeton Global Bond Fund Institutional Class(a)	609,695
105,370	Oppenheimer International Bond Fund Class I	611,144

TOTAL BOND MUTUAL FUNDS — 15.38% (Cost $6,517,415)		$ 6,397,866
EQUITY MUTUAL FUNDS
31,607	AllianzGI NFJ Small-Cap Value Fund Class R6	720,322
23,000	American Century Real Estate Fund Class R6	762,208
55,879	DFA International Real Estate Securities Portfolio Institutional Class	306,778
28,338	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	259,289
115,838	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,054,126
530,967	Great-West International Index Fund Institutional Class(a)	4,513,217
83,286	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	720,421
125,200	Great-West MFS International Growth Fund Institutional Class(a)	1,014,119
251,191	Great-West MFS International Value Fund Institutional Class(a)	2,506,889
284,351	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,516,502
Shares		Fair Value
Equity Mutual Funds — (continued)
173,853	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,538,603
71,739	Great-West Real Estate Index Fund Institutional Class(a)	761,152
583,602	Great-West S&P 500® Index Fund Institutional Class(a)	5,585,072
261,992	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,397,224
248,338	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,212,696
178,838	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,538,007
125,857	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,078,597
23,280	Invesco Global Real Estate Fund Class R6	309,161
32,460	Invesco International Growth Fund Class R6	1,013,415
16,961	Invesco Small Cap Discovery Fund Class R6	153,667
27,074	Janus Triton Fund Class N	620,526
194,343	Northern Emerging Markets Equity Index Fund	1,826,825
58,606	Oppenheimer Developing Markets Fund Class A	1,825,581

TOTAL EQUITY MUTUAL FUNDS — 84.67% (Cost $36,981,921)		$ 35,234,397
TOTAL INVESTMENTS — 100.05% (Cost $43,499,336)		$ 41,632,263
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (19,195)
TOTAL NET ASSETS — 100.00%		$ 41,613,068
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
659,923	Great-West Bond Index Fund Institutional Class(a)	$ 6,665,220
331,125	Great-West Federated Bond Fund Institutional Class(a)	3,278,140
296,402	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,768,395
262,976	Great-West Putnam High Yield Bond Institutional Class(a)	2,419,381
204,047	Great-West Templeton Global Bond Fund Institutional Class(a)	1,793,569
308,614	Oppenheimer International Bond Fund Class I	1,789,964

TOTAL BOND MUTUAL FUNDS — 7.02% (Cost $18,978,605)		$ 18,714,669
EQUITY MUTUAL FUNDS
222,566	AllianzGI NFJ Small-Cap Value Fund Class R6	5,072,270
148,553	American Century Real Estate Fund Class R6	4,923,042
357,591	DFA International Real Estate Securities Portfolio Institutional Class	1,963,175
200,263	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,832,406
817,968	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	7,443,508
3,755,052	Great-West International Index Fund Institutional Class(a)	31,917,946
587,223	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,079,482
885,590	Great-West MFS International Growth Fund Institutional Class(a)	7,173,283
1,778,880	Great-West MFS International Value Fund Institutional Class(a)	17,753,225
2,005,783	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	17,751,182
Shares		Fair Value
Equity Mutual Funds — (continued)
1,230,023	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 10,885,699
463,833	Great-West Real Estate Index Fund Institutional Class(a)	4,921,272
4,143,997	Great-West S&P 500® Index Fund Institutional Class(a)	39,658,054
1,853,559	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	16,960,064
1,752,415	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	15,614,017
1,264,933	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	10,878,424
887,194	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,603,248
149,545	Invesco Global Real Estate Fund Class R6	1,985,961
229,304	Invesco International Growth Fund Class R6	7,158,855
119,692	Invesco Small Cap Discovery Fund Class R6	1,084,412
189,938	Janus Triton Fund Class N	4,353,375
1,379,794	Northern Emerging Markets Equity Index Fund	12,970,059
415,150	Oppenheimer Developing Markets Fund Class A	12,931,917

TOTAL EQUITY MUTUAL FUNDS — 93.02% (Cost $256,225,757)		$247,914,876
TOTAL INVESTMENTS — 100.04% (Cost $275,204,362)		$266,629,545
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (119,569)
TOTAL NET ASSETS — 100.00%		$266,509,976
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund	Great-West Lifetime Conservative 2020 Fund
ASSETS:
Investments at fair value, affiliated(a)	$99,900,058	$780,525,761	$23,638
Investments at fair value, unaffiliated(b)	32,876,840	223,252,512	6,787
Subscriptions receivable	95,745	699,112	-
Receivable for investments sold	208,075	1,361,810	-
Total Assets	133,080,718	1,005,839,195	30,425
LIABILITIES:
Payable to investment adviser	10,650	84,190	4
Payable for administrative services fees	37,777	284,349	6
Redemptions payable	303,820	2,060,922	-
Payable for distribution fees	10,097	89,149	2
Total Liabilities	362,344	2,518,610	12
NET ASSETS	$132,718,374	$1,003,320,585	$30,413
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,121,482	$8,051,599	$302
Paid-in capital in excess of par	135,739,585	1,004,588,428	29,935
Net unrealized appreciation (depreciation)	(2,204,756)	(8,206,413)	173
Overdistributed net investment income	(81,396)	(77,638)	-
Accumulated net realized gain (loss)	(1,856,541)	(1,035,391)	3
NET ASSETS	$132,718,374	$1,003,320,585	$30,413
NET ASSETS BY CLASS
Class T	$8,603,617	$112,093,699	$10,136
Class T1	$123,644,006	$740,442,214	$10,134
Class L	N/A	$143,565,356	N/A
Institutional Class	$470,751	$7,219,316	$10,143
CAPITAL STOCK:
Authorized
Class T	35,000,000	70,000,000	35,000,000
Class T1	35,000,000	135,000,000	35,000,000
Class L	5,000,000	28,000,000	5,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Class T	728,989	8,545,434	1,008
Class T1	10,436,195	56,850,943	1,007
Class L	N/A	14,367,709	N/A
Institutional Class	49,634	751,907	1,008
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$11.80	$13.12	$10.06
Class T1	$11.85	$13.02	$10.06
Class L	N/A	$9.99	N/A
Institutional Class	$9.48	$9.60	$10.06
(a) Cost of investments, affiliated	$102,209,370	$788,962,280	$23,561
(b) Cost of investments, unaffiliated	$32,772,284	$223,022,406	$6,691
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Lifetime 2020 Fund	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,278,513	$195,750,463	$1,408,216,180
Investments at fair value, unaffiliated(b)	324,138	49,249,462	318,871,772
Subscriptions receivable	-	162,422	2,152,937
Receivable for investments sold	-	1,391,288	860,918
Total Assets	1,602,651	246,553,635	1,730,101,807
LIABILITIES:
Payable to investment adviser	73	21,022	152,585
Payable for administrative services fees	216	69,547	490,689
Redemptions payable	-	1,553,710	3,013,855
Payable for distribution fees	3	18,135	140,714
Total Liabilities	292	1,662,414	3,797,843
NET ASSETS	$1,602,359	$244,891,221	$1,726,303,964
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,931	$1,944,836	$12,949,914
Paid-in capital in excess of par	1,578,498	246,273,857	1,721,321,914
Net unrealized appreciation (depreciation)	7,755	(4,944,268)	(6,648,517)
Overdistributed net investment income	(44)	(201,746)	(185,470)
Accumulated net realized gain (loss)	219	1,818,542	(1,133,877)
NET ASSETS	$1,602,359	$244,891,221	$1,726,303,964
NET ASSETS BY CLASS
Class T	$1,571,963	$27,282,822	$194,814,881
Class T1	$10,132	$214,262,130	$1,414,344,060
Class L	$10,127	N/A	$108,076,639
Institutional Class	$10,137	$3,346,269	$9,068,384
CAPITAL STOCK:
Authorized
Class T	5,000,000	35,000,000	70,000,000
Class T1	35,000,000	35,000,000	155,000,000
Class L	5,000,000	5,000,000	28,000,000
Institutional Class	5,000,000	5,000,000	10,000,000
Issued and Outstanding
Class T	156,283	2,156,907	14,178,688
Class T1	1,007	16,929,950	103,509,152
Class L	1,007	N/A	10,844,101
Institutional Class	1,008	361,505	967,201
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$10.06	$12.65	$13.74
Class T1	$10.06	$12.66	$13.66
Class L	$10.06	N/A	$9.97
Institutional Class	$10.06	$9.26	$9.38
(a) Cost of investments, affiliated	$1,276,160	$200,142,120	$1,409,627,180
(b) Cost of investments, unaffiliated	$318,736	$49,802,073	$324,109,289
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund	Great-West Lifetime Conservative 2035 Fund
ASSETS:
Investments at fair value, affiliated(a)	$24,810	$2,355,214	$173,002,993
Investments at fair value, unaffiliated(b)	5,602	499,428	36,483,971
Subscriptions receivable	-	2,486	138,852
Receivable for investments sold	-	-	182,054
Total Assets	30,412	2,857,128	209,807,870
LIABILITIES:
Payable to investment adviser	6	130	19,531
Payable for administrative services fees	6	381	59,226
Redemptions payable	-	-	320,906
Payable for investments purchased	-	2,486	-
Payable for distribution fees	1	3	15,078
Total Liabilities	13	3,000	414,741
NET ASSETS	$30,399	$2,854,128	$209,393,129
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$303	$28,406	$1,543,165
Paid-in capital in excess of par	29,933	2,806,107	207,602,591
Net unrealized appreciation (depreciation)	160	19,034	(4,663,749)
Overdistributed net investment income	-	(96)	(248,527)
Accumulated net realized gain	3	677	5,159,649
NET ASSETS	$30,399	$2,854,128	$209,393,129
NET ASSETS BY CLASS
Class T	$10,131	$2,823,760	$22,674,607
Class T1	$10,131	$10,123	$184,401,666
Class L	N/A	$10,117	N/A
Institutional Class	$10,137	$10,128	$2,316,856
CAPITAL STOCK:
Authorized
Class T	35,000,000	35,000,000	35,000,000
Class T1	35,000,000	35,000,000	35,000,000
Class L	5,000,000	5,000,000	5,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	1,008	281,039	1,662,295
Class T1	1,008	1,006	13,509,239
Class L	N/A	1,007	N/A
Institutional Class	1,009	1,007	260,115
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$10.05	$10.05	$13.64
Class T1	$10.05	$10.06	$13.65
Class L	N/A	$10.05	N/A
Institutional Class	$10.05	$10.06	$8.91
(a) Cost of investments, affiliated	$24,728	$2,346,895	$176,208,833
(b) Cost of investments, unaffiliated	$5,524	$488,713	$37,941,880
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Lifetime 2035 Fund	Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,208,994,294	$25,102	$8,199,330
Investments at fair value, unaffiliated(b)	254,542,997	5,268	1,787,175
Subscriptions receivable	1,668,164	-	663
Receivable for investments sold	1,571,783	-	-
Total Assets	1,466,777,238	30,370	9,987,168
LIABILITIES:
Payable to investment adviser	138,317	6	453
Payable for administrative services fees	415,943	6	1,343
Redemptions payable	3,239,947	-	-
Payable for investments purchased	-	-	663
Payable for distribution fees	115,146	1	3
Total Liabilities	3,909,353	13	2,462
NET ASSETS	$1,462,867,885	$30,357	$9,984,706
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,285,907	$302	$99,376
Paid-in capital in excess of par	1,458,863,561	29,903	9,795,503
Net unrealized appreciation (depreciation)	(6,354,477)	149	86,304
Overdistributed net investment income	(188,540)	-	(368)
Accumulated net realized gain (loss)	(738,566)	3	3,891
NET ASSETS	$1,462,867,885	$30,357	$9,984,706
NET ASSETS BY CLASS
Class T	$169,603,739	$10,117	$9,954,373
Class T1	$1,199,897,186	$10,117	$10,111
Class L	$84,103,879	N/A	$10,106
Institutional Class	$9,263,081	$10,123	$10,116
CAPITAL STOCK:
Authorized
Class T	70,000,000	35,000,000	35,000,000
Class T1	135,000,000	35,000,000	35,000,000
Class L	28,000,000	5,000,000	5,000,000
Institutional Class	10,000,000	5,000,000	5,000,000
Issued and Outstanding
Class T	12,654,743	1,007	990,745
Class T1	90,748,912	1,007	1,005
Class L	8,459,843	N/A	1,006
Institutional Class	995,574	1,007	1,007
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$13.40	$10.05	$10.05
Class T1	$13.22	$10.05	$10.06
Class L	$9.94	N/A	$10.05
Institutional Class	$9.30	$10.05	$10.05
(a) Cost of investments, affiliated	$1,202,853,302	$25,019	$8,157,296
(b) Cost of investments, unaffiliated	$267,038,466	$5,202	$1,742,905
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund	Great-West Lifetime Conservative 2050 Fund
ASSETS:
Investments at fair value, affiliated(a)	$98,396,150	$647,494,096	$24,656
Investments at fair value, unaffiliated(b)	21,165,114	147,412,800	5,681
Subscriptions receivable	193,045	1,305,372	-
Receivable for investments sold	173,499	200,579	-
Total Assets	119,927,808	796,412,847	30,337
LIABILITIES:
Payable to investment adviser	11,389	75,280	5
Payable for administrative services fees	33,880	224,875	6
Redemptions payable	366,544	1,505,951	-
Payable for distribution fees	8,753	62,012	1
Total Liabilities	420,566	1,868,118	12
NET ASSETS	$119,507,242	$794,544,729	$30,325
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$840,300	$6,316,037	$302
Paid-in capital in excess of par	117,492,682	802,702,066	29,879
Net unrealized appreciation (depreciation)	(3,111,908)	(13,894,389)	140
Overdistributed net investment income	(169,177)	(103,748)	-
Accumulated net realized gain (loss)	4,455,345	(475,237)	4
NET ASSETS	$119,507,242	$794,544,729	$30,325
NET ASSETS BY CLASS
Class T	$11,286,548	$89,273,653	$10,106
Class T1	$107,256,474	$658,076,984	$10,106
Class L	N/A	$42,034,311	N/A
Institutional Class	$964,220	$5,159,781	$10,113
CAPITAL STOCK:
Authorized
Class T	35,000,000	70,000,000	35,000,000
Class T1	35,000,000	85,000,000	35,000,000
Class L	5,000,000	28,000,000	5,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Class T	788,891	6,783,952	1,006
Class T1	7,504,975	51,587,191	1,006
Class L	N/A	4,233,372	N/A
Institutional Class	109,136	555,854	1,006
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$14.31	$13.16	$10.05
Class T1	$14.29	$12.76	$10.05
Class L	N/A	$9.93	N/A
Institutional Class	$8.84	$9.28	$10.05
(a) Cost of investments, affiliated	$100,116,533	$650,970,778	$24,579
(b) Cost of investments, unaffiliated	$22,556,639	$157,830,507	$5,618
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
	Great-West Lifetime 2050 Fund	Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$564,678	$33,482,636	$212,396,515
Investments at fair value, unaffiliated(b)	136,478	8,149,627	54,233,030
Subscriptions receivable	352	74,857	668,109
Receivable for investments sold	-	664,226	62,191
Total Assets	701,508	42,371,346	267,359,845
LIABILITIES:
Payable to investment adviser	35	4,031	24,997
Payable for administrative services fees	90	12,079	75,226
Redemptions payable	-	739,083	730,300
Payable for investments purchased	352	-	-
Payable for distribution fees	3	3,085	19,346
Total Liabilities	480	758,278	849,869
NET ASSETS	$701,028	$41,613,068	$266,509,976
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,982	$300,719	$1,785,158
Paid-in capital in excess of par	687,641	42,241,638	273,494,495
Net unrealized appreciation (depreciation)	6,230	(1,867,073)	(8,574,817)
Overdistributed net investment income	(26)	(57,040)	(21,785)
Accumulated net realized gain (loss)	201	994,824	(173,075)
NET ASSETS	$701,028	$41,613,068	$266,509,976
NET ASSETS BY CLASS
Class T	$670,662	$3,960,992	$35,459,807
Class T1	$10,160	$37,408,566	$224,055,633
Class L	$10,098	N/A	$5,819,375
Institutional Class	$10,108	$243,510	$1,175,161
CAPITAL STOCK:
Authorized
Class T	5,000,000	35,000,000	70,000,000
Class T1	35,000,000	35,000,000	70,000,000
Class L	5,000,000	5,000,000	28,000,000
Institutional Class	5,000,000	5,000,000	10,000,000
Issued and Outstanding
Class T	66,801	284,997	2,289,607
Class T1	1,011	2,694,607	14,846,793
Class L	1,005	N/A	587,385
Institutional Class	1,006	27,586	127,792
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class T	$10.04	$13.90	$15.49
Class T1	$10.05	$13.88	$15.09
Class L	$10.05	N/A	$9.91
Institutional Class	$10.05	$8.83	$9.20
(a) Cost of investments, affiliated	$561,669	$34,850,999	$217,122,286
(b) Cost of investments, unaffiliated	$133,257	$8,648,337	$58,082,076
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund	Great-West Lifetime Conservative 2020 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$91,506	$1,823,043	$5
Dividends, affiliated	1,175,751	7,085,780	231
Dividends, unaffiliated	203,102	634,636	19
Total Income	1,470,359	9,543,459	255
EXPENSES:
Management fees	81,451	248,899	6
Administrative services fees – Class T	14,893	77,301	6
Administrative services fees – Class T1	221,846	549,346	6
Administrative services fees – Class L	-	87,603	-
Distribution fees – Class T1	63,367	158,847	2
Distribution fees – Class L	-	63,540	-
Total Expenses	381,557	1,185,536	20
Less amount waived for management fees	20,199	44,052	2
Net Expenses	361,358	1,141,484	18
NET INVESTMENT INCOME	1,109,001	8,401,975	237
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(846,466)	(843,238)	-
Net realized gain (loss) on investments, unaffiliated	(466,614)	(710,669)	3
Realized gain distributions received, affiliated	79,422	53,803	-
Net Realized Gain (Loss)	(1,233,658)	(1,500,104)	3
Net change in unrealized appreciation (depreciation) on investments	5,908,699	(4,222,389)	173
Net Realized and Unrealized Gain (Loss)	4,675,041	(5,722,493)	176
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,784,042	$2,679,482	$413
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Lifetime 2020 Fund(a)	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$47	$91,149	$1,224,368
Dividends, affiliated	11,405	2,315,322	12,334,639
Dividends, unaffiliated	365	319,361	863,257
Total Income	11,817	2,725,832	14,422,264
EXPENSES:
Management fees	79	146,927	428,654
Administrative services fees – Class T	213	47,361	138,807
Administrative services fees – Class T1	6	375,577	1,030,919
Administrative services fees – Class L	6	-	65,459
Distribution fees – Class T1	2	107,291	298,154
Distribution fees – Class L	4	-	47,483
Total Expenses	310	677,156	2,009,476
Less amount waived by distributor - Class T1	1	-	-
Less amount waived by distributor - Class L	2	-	-
Less amount waived for management fees	6	21,307	39,901
Net Expenses	301	655,849	1,969,575
NET INVESTMENT INCOME	11,516	2,069,983	12,452,689
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	-	(366,139)	(2,150,440)
Net realized gain (loss) on investments, unaffiliated	219	(786,742)	(1,240,131)
Realized gain distributions received, affiliated	-	196,623	131,521
Net Realized Gain (Loss)	219	(956,258)	(3,259,050)
Net change in unrealized appreciation on investments	7,755	9,475,503	1,529,764
Net Realized and Unrealized Gain (Loss)	7,974	8,519,245	(1,729,286)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,490	$10,589,228	$10,723,403
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund(a)	Great-West Lifetime 2030 Fund(a)	Great-West Lifetime Conservative 2035 Fund
INVESTMENT INCOME:
Interest, affiliated	$2	$27	$25,637
Dividends, affiliated	236	19,249	1,819,505
Dividends, unaffiliated	17	537	195,054
Total Income	255	19,813	2,040,196
EXPENSES:
Management fees	6	136	124,676
Administrative services fees – Class T	6	378	37,705
Administrative services fees – Class T1	6	6	322,098
Administrative services fees – Class L	-	6	-
Distribution fees – Class T1	2	2	92,000
Distribution fees – Class L	-	4	-
Total Expenses	20	532	576,479
Less amount waived by distributor - Class T1	1	1	-
Less amount waived by distributor - Class L	-	2	-
Less amount waived for management fees	-	5	8,291
Net Expenses	19	524	568,188
NET INVESTMENT INCOME	236	19,289	1,472,008
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	-	-	584,806
Net realized gain (loss) on investments, unaffiliated	3	677	(617,669)
Realized gain distributions received, affiliated	-	-	242,053
Net Realized Gain	3	677	209,190
Net change in unrealized appreciation on investments	160	19,034	6,625,969
Net Realized and Unrealized Gain	163	19,711	6,835,159
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$399	$39,000	$8,307,167
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Lifetime 2035 Fund	Great-West Lifetime Conservative 2040 Fund(a)	Great-West Lifetime 2040 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$154,066	$1	$13
Dividends, affiliated	9,327,450	211	59,745
Dividends, unaffiliated	473,492	12	1,586
Total Income	9,955,008	224	61,344
EXPENSES:
Management fees	360,239	6	465
Administrative services fees – Class T	117,247	6	1,340
Administrative services fees – Class T1	870,168	6	6
Administrative services fees – Class L	53,425	-	6
Distribution fees – Class T1	251,679	2	2
Distribution fees – Class L	38,729	-	4
Total Expenses	1,691,487	20	1,823
Less amount waived by distributor - Class T1	-	1	1
Less amount waived by distributor - Class L	-	-	2
Less amount waived for management fees	16,041	-	12
Net Expenses	1,675,446	19	1,808
NET INVESTMENT INCOME	8,279,562	205	59,536
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(2,001,652)	-	-
Net realized gain (loss) on investments, unaffiliated	(1,214,509)	3	3,891
Realized gain distributions received, affiliated	128,994	-	-
Net Realized Gain (Loss)	(3,087,167)	3	3,891
Net change in unrealized appreciation on investments	1,024,735	149	86,304
Net Realized and Unrealized Gain (Loss)	(2,062,432)	152	90,195
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,217,130	$357	$149,731
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund	Great-West Lifetime Conservative 2050 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$706	$2,344	$-
Dividends, affiliated	884,115	4,605,889	190
Dividends, unaffiliated	72,971	197,402	9
Total Income	957,792	4,805,635	199
EXPENSES:
Management fees	70,569	193,354	6
Administrative services fees – Class T	21,968	59,166	6
Administrative services fees – Class T1	182,364	473,463	6
Administrative services fees – Class L	-	26,115	-
Distribution fees – Class T1	52,103	136,954	1
Distribution fees – Class L	-	18,935	-
Total Expenses	327,004	907,987	19
Less amount waived by distributor - Class T1	-	-	1
Less amount waived for management fees	2,605	7,152	-
Net Expenses	324,399	900,835	18
NET INVESTMENT INCOME	633,393	3,904,800	181
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	738,014	(1,072,964)	-
Net realized gain (loss) on investments, unaffiliated	(397,111)	(668,892)	4
Realized gain distributions received, affiliated	164,529	68,632	-
Net Realized Gain (Loss)	505,432	(1,673,224)	4
Net change in unrealized appreciation (depreciation) on investments	3,163,372	(9,912,081)	140
Net Realized and Unrealized Gain (Loss)	3,668,804	(11,585,305)	144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,302,197	$(7,680,505)	$325
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
	Great-West Lifetime 2050 Fund(a)	Great-West Lifetime Conservative 2055 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Dividends, affiliated	$3,918	$284,375	$1,464,124
Dividends, unaffiliated	107	22,866	63,506
Total Income	4,025	307,241	1,527,630
EXPENSES:
Management fees	36	24,176	63,149
Administrative services fees – Class T	87	7,098	22,607
Administrative services fees – Class T1	6	63,054	157,164
Administrative services fees – Class L	6	-	3,617
Distribution fees – Class T1	2	18,017	45,478
Distribution fees – Class L	4	-	2,622
Total Expenses	141	112,345	294,637
Less amount waived by distributor - Class T1	1	-	-
Less amount waived by distributor - Class L	2	-	-
Less amount waived for management fees	1	1,045	2,713
Net Expenses	137	111,300	291,924
NET INVESTMENT INCOME	3,888	195,941	1,235,706
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	-	(32,666)	(280,366)
Net realized gain (loss) on investments, unaffiliated	201	(217,865)	(221,609)
Realized gain distributions received, affiliated	-	55,353	18,179
Net Realized Gain (Loss)	201	(195,178)	(483,796)
Net change in unrealized appreciation (depreciation) on investments	6,230	1,437,405	(7,516,777)
Net Realized and Unrealized Gain (Loss)	6,431	1,242,227	(8,000,573)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,319	$1,438,168	$(6,764,867)
(a)Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2015 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,109,001	$2,972,910
Net realized gain (loss)	(1,233,658)	4,584,160
Net change in unrealized appreciation (depreciation)	5,908,699	(9,185,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,784,042	(1,628,303)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(82,437)	(207,220)
Class T1	(1,101,379)	(2,821,368)
Institutional Class	(6,581)	(9,040)
From net investment income	(1,190,397)	(3,037,628)
From net realized gains
Class T	-	(433,961)
Class T1	-	(6,694,761)
Institutional Class	-	(9,982)
From net realized gains	0	(7,138,704)
Total Distributions	(1,190,397)	(10,176,332)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,181,376	1,647,895
Class T1	11,123,456	39,293,054
Institutional Class	31,215	571,712
Shares issued in reinvestment of distributions
Class T	82,437	641,181
Class T1	1,101,379	9,516,129
Institutional Class	6,581	19,022
Shares redeemed
Class T	(1,394,266)	(13,752,209)
Class T1	(28,302,863)	(70,579,965)
Institutional Class	(147,478)	-
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,318,163)	(32,643,181)
Total Decrease in Net Assets	(11,724,518)	(44,447,816)
NET ASSETS:
Beginning of Period	144,442,892	188,890,708
End of Period(a)	$132,718,374	$144,442,892
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2015 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	102,095	134,311
Class T1	964,191	3,172,068
Institutional Class	3,348	59,838
Shares issued in reinvestment of distributions
Class T	7,070	54,765
Class T1	94,135	812,045
Institutional Class	702	2,065
Shares redeemed
Class T	(119,839)	(1,104,937)
Class T1	(2,454,623)	(5,724,217)
Institutional Class	(16,319)	-
Net Decrease	(1,419,240)	(2,594,062)
(a)Including overdistributed net investment income:	$(81,396)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2015 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$8,401,975	$947,952
Net realized gain (loss)	(1,500,104)	1,307,890
Net change in unrealized depreciation	(4,222,389)	(3,136,744)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,679,482	(880,902)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(920,093)	(72,204)
Class T1	(5,945,405)	(930,406)
Class L	(1,528,519)	N/A
Institutional Class	(85,596)	(290)
From net investment income	(8,479,613)	(1,002,900)
From net realized gains
Class T	-	(165,808)
Class T1	-	(2,330,970)
Institutional Class	-	(79)
From net realized gains	0	(2,496,857)
Total Distributions	(8,479,613)	(3,499,757)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	5,091,642	537,801
Class T1	38,083,803	27,924,882
Class L	26,931,349	N/A
Institutional Class	1,617,115	10,000
Shares issued in reinvestment of distributions
Class T	920,093	238,012
Class T1	5,945,405	3,261,376
Class L	1,528,519	N/A
Institutional Class	85,596	369
Shares issued in connection with fund reorganization
Class T	108,182,050	N/A
Class T1	714,861,417	N/A
Class L	123,976,498	N/A
Institutional Class	24,067,605	N/A
Shares redeemed
Class T	(4,968,772)	(676,063)
Class T1	(66,395,453)	(13,639,576)
Class L	(7,595,378)	N/A
Institutional Class	(18,401,659)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	953,929,830	17,656,801
Total Increase in Net Assets	948,129,699	13,276,142
NET ASSETS:
Beginning of Period	55,190,886	41,914,744
End of Period(a)	$1,003,320,585	$55,190,886
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2015 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	309,307	39,600
Class T1	2,405,265	2,054,454
Class L	2,573,313	N/A
Institutional Class	143,420	999
Shares issued in reinvestment of distributions
Class T	71,325	18,446
Class T1	464,122	254,815
Class L	155,495	N/A
Institutional Class	9,068	39
Shares issued in connection with fund acquisition
Class T	8,266,191	N/A
Class T1	55,016,995	N/A
Class L	12,397,597	N/A
Institutional Class	2,505,421	N/A
Shares redeemed
Class T	(380,621)	(49,373)
Class T1	(5,127,498)	(1,008,089)
Class L	(758,696)	N/A
Institutional Class	(1,907,040)	-
Net Increase	76,143,664	1,310,891
(a)Including overdistributed net investment income:	$(77,638)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime Conservative 2020 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$237
Net realized gain	3
Net change in unrealized appreciation	173
Net Increase in Net Assets Resulting from Operations	413
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(78)
Class T1	(76)
Institutional Class	(83)
From net investment income	(237)
Total Distributions	(237)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,000
Class T1	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	78
Class T1	76
Institutional Class	83
Net Increase in Net Assets Resulting from Capital Share Transactions	30,237
Total Increase in Net Assets	30,413
NET ASSETS:
Beginning of Period	0
End of Period	$30,413
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,000
Class T1	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	8
Class T1	7
Institutional Class	8
Net Increase	3,023
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime 2020 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$11,516
Net realized gain	219
Net change in unrealized appreciation	7,755
Net Increase in Net Assets Resulting from Operations	19,490
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(11,356)
Class T1	(66)
Class L	(65)
Institutional Class	(73)
From net investment income	(11,560)
Total Distributions	(11,560)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,663,258
Class T1	10,000
Class L	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	11,356
Class T1	66
Class L	65
Institutional Class	73
Shares redeemed
Class T	(110,389)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,594,429
Total Increase in Net Assets	1,602,359
NET ASSETS:
Beginning of Period	0
End of Period(b)	$1,602,359
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	166,161
Class T1	1,000
Class L	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	1,150
Class T1	7
Class L	7
Institutional Class	8
Shares redeemed
Class T	(11,028)
Net Increase	159,305
(a) Fund commenced operations on April 28, 2016.
(b)Including overdistributed net investment income:	$(44)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2025 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$2,069,983	$5,213,288
Net realized gain (loss)	(956,258)	11,847,419
Net change in unrealized appreciation (depreciation)	9,475,503	(20,704,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,589,228	(3,643,665)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(274,443)	(591,184)
Class T1	(1,945,327)	(4,707,268)
Institutional Class	(51,959)	(68,559)
From net investment income	(2,271,729)	(5,367,011)
From net realized gains
Class T	-	(1,494,104)
Class T1	-	(12,953,480)
Institutional Class	-	(108,800)
From net realized gains	0	(14,556,384)
Total Distributions	(2,271,729)	(19,923,395)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,089,264	6,284,004
Class T1	20,664,523	57,291,943
Institutional Class	185,976	3,965,530
Shares issued in reinvestment of distributions
Class T	274,443	2,085,288
Class T1	1,945,327	17,660,748
Institutional Class	51,959	177,359
Shares redeemed
Class T	(2,818,464)	(17,608,195)
Class T1	(39,098,982)	(84,301,356)
Institutional Class	(350,512)	(578,455)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,056,466)	(15,023,134)
Total Decrease in Net Assets	(8,738,967)	(38,590,194)
NET ASSETS:
Beginning of Period	253,630,188	292,220,382
End of Period(a)	$244,891,221	$253,630,188
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2025 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	169,523	475,919
Class T1	1,683,641	4,277,784
Institutional Class	20,515	414,926
Shares issued in reinvestment of distributions
Class T	22,044	166,198
Class T1	156,126	1,406,814
Institutional Class	5,703	19,662
Shares redeemed
Class T	(226,046)	(1,299,018)
Class T1	(3,177,800)	(6,325,249)
Institutional Class	(39,504)	(59,797)
Net Decrease	(1,385,798)	(922,761)
(a)Including overdistributed net investment income:	$(201,746)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2025 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$12,452,689	$1,610,671
Net realized gain (loss)	(3,259,050)	3,712,997
Net change in unrealized appreciation (depreciation)	1,529,764	(7,262,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,723,403	(1,938,788)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(1,411,337)	(212,229)
Class T1	(10,057,380)	(1,445,292)
Class L	(1,066,307)	N/A
Institutional Class	(103,135)	(311)
From net investment income	(12,638,159)	(1,657,832)
From net realized gains
Class T	-	(1,301,802)
Class T1	-	(8,975,338)
Institutional Class	-	(170)
From net realized gains	0	(10,277,310)
Total Distributions	(12,638,159)	(11,935,142)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,901,490	1,573,159
Class T1	69,852,518	53,492,950
Class L	15,746,135	N/A
Institutional Class	3,283,036	10,000
Shares issued in reinvestment of distributions
Class T	1,411,337	1,514,031
Class T1	10,057,380	10,420,630
Class L	1,066,307	N/A
Institutional Class	103,135	481
Shares issued in connection with fund reorganization
Class T	178,809,789	N/A
Class T1	1,352,953,758	N/A
Class L	95,969,903	N/A
Institutional Class	30,166,189	N/A
Shares redeemed
Class T	(5,418,808)	(955,700)
Class T1	(103,335,042)	(18,670,856)
Class L	(4,078,203)	N/A
Institutional Class	(24,476,669)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,631,012,255	47,384,695
Total Increase in Net Assets	1,629,097,499	33,510,765
NET ASSETS:
Beginning of Period	97,206,465	63,695,700
End of Period(a)	$1,726,303,964	$97,206,465
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2025 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	615,292	103,093
Class T1	4,877,711	3,524,808
Class L	1,548,160	-
Institutional Class	338,799	999
Shares issued in reinvestment of distributions
Class T	104,932	111,763
Class T1	752,235	774,121
Class L	109,365	N/A
Institutional Class	11,235	52
Shares issued in connection with fund acquisition
Class T	13,013,464	N/A
Class T1	99,011,453	N/A
Class L	9,597,001	N/A
Institutional Class	3,203,815	N/A
Shares redeemed
Class T	(397,633)	(65,803)
Class T1	(7,614,185)	(1,229,997)
Class L	(410,425)	N/A
Institutional Class	(2,587,699)	-
Net Increase	122,173,520	3,219,036
(a)Including overdistributed net investment income:	$(185,470)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime Conservative 2030 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$236
Net realized gain	3
Net change in unrealized appreciation	160
Net Increase in Net Assets Resulting from Operations	399
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(77)
Class T1	(76)
Institutional Class	(83)
From net investment income	(236)
Total Distributions	(236)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,000
Class T1	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	77
Class T1	76
Institutional Class	83
Net Increase in Net Assets Resulting from Capital Share Transactions	30,236
Total Increase in Net Assets	30,399
NET ASSETS:
Beginning of Period	0
End of Period	$30,399
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,000
Class T1	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	8
Class T1	8
Institutional Class	9
Net Increase	3,025
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime 2030 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$19,289
Net realized gain	677
Net change in unrealized appreciation	19,034
Net Increase in Net Assets Resulting from Operations	39,000
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(19,194)
Class T1	(62)
Class L	(61)
Institutional Class	(68)
From net investment income	(19,385)
Total Distributions	(19,385)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,940,952
Class T1	10,000
Class L	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	19,194
Class T1	62
Class L	61
Institutional Class	68
Shares redeemed
Class T	(155,824)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,834,513
Total Increase in Net Assets	2,854,128
NET ASSETS:
Beginning of Period	0
End of Period(b)	$2,854,128
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	294,668
Class T1	1,000
Class L	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	1,959
Class T1	6
Class L	7
Institutional Class	7
Shares redeemed
Class T	(15,588)
Net Increase	284,059
(a) Fund commenced operations on April 28, 2016.
(b)Including overdistributed net investment income:	$(96)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2035 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,472,008	$4,140,094
Net realized gain	209,190	14,752,142
Net change in unrealized appreciation (depreciation)	6,625,969	(22,470,221)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,307,167	(3,577,985)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(196,433)	(442,196)
Class T1	(1,487,199)	(3,813,630)
Institutional Class	(36,903)	(48,105)
From net investment income	(1,720,535)	(4,303,931)
From net realized gains
Class T	-	(1,550,361)
Class T1	-	(15,137,191)
Institutional Class	-	(108,130)
From net realized gains	0	(16,795,682)
Total Distributions	(1,720,535)	(21,099,613)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	2,147,778	6,884,569
Class T1	23,504,197	52,730,264
Institutional Class	156,364	2,224,105
Shares issued in reinvestment of distributions
Class T	196,433	1,992,557
Class T1	1,487,199	18,950,821
Institutional Class	36,903	156,235
Shares redeemed
Class T	(1,671,858)	(8,861,615)
Class T1	(38,275,259)	(69,977,246)
Institutional Class	(126,728)	(19,125)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,544,971)	4,080,565
Total Decrease in Net Assets	(5,958,339)	(20,597,033)
NET ASSETS:
Beginning of Period	215,351,468	235,948,501
End of Period(a)	$209,393,129	$215,351,468
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2035 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	162,597	475,757
Class T1	1,787,457	3,573,852
Institutional Class	17,928	236,489
Shares issued in reinvestment of distributions
Class T	14,714	146,658
Class T1	111,317	1,392,028
Institutional Class	4,232	17,895
Shares redeemed
Class T	(125,146)	(587,162)
Class T1	(2,894,760)	(4,764,141)
Institutional Class	(14,459)	(1,970)
Net Increase (Decrease)	(936,120)	489,406
(a)Including overdistributed net investment income:	$(248,527)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2035 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$8,279,562	$1,197,262
Net realized gain (loss)	(3,087,167)	3,652,704
Net change in unrealized appreciation (depreciation)	1,024,735	(6,567,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,217,130	(1,717,620)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(977,333)	(125,185)
Class T1	(6,758,909)	(1,118,493)
Class L	(646,850)	N/A
Institutional Class	(85,010)	(291)
From net investment income	(8,468,102)	(1,243,969)
From net realized gains
Class T	-	(1,255,449)
Class T1	-	(11,575,241)
Institutional Class	-	(169)
From net realized gains	0	(12,830,859)
Total Distributions	(8,468,102)	(14,074,828)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	8,559,210	843,490
Class T1	63,470,828	40,804,761
Class L	8,501,989	N/A
Institutional Class	2,329,172	10,000
Shares issued in reinvestment of distributions
Class T	977,333	1,380,634
Class T1	6,758,909	12,693,734
Class L	646,850	N/A
Institutional Class	85,010	460
Shares issued in connection with fund reorganization
Class T	157,057,578	N/A
Class T1	1,143,841,207	N/A
Class L	80,298,836	N/A
Institutional Class	17,926,658	N/A
Shares redeemed
Class T	(3,867,970)	(274,552)
Class T1	(82,287,068)	(13,678,323)
Class L	(4,893,418)	N/A
Institutional Class	(11,073,751)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,388,331,373	41,780,204
Total Increase in Net Assets	1,386,080,401	25,987,756
NET ASSETS:
Beginning of Period	76,787,484	50,799,728
End of Period(a)	$1,462,867,885	$76,787,484
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2035 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	644,813	53,353
Class T1	4,873,758	2,619,555
Class L	855,777	-
Institutional Class	248,996	1,000
Shares issued in reinvestment of distributions
Class T	74,949	104,644
Class T1	525,576	975,465
Class L	66,893	N/A
Institutional Class	9,393	50
Shares issued in connection with fund acquisition
Class T	11,679,121	N/A
Class T1	86,214,181	N/A
Class L	8,029,872	N/A
Institutional Class	1,915,569	N/A
Shares redeemed
Class T	(290,597)	(16,616)
Class T1	(6,272,432)	(887,485)
Class L	(492,699)	N/A
Institutional Class	(1,179,434)	-
Net Increase	106,903,736	2,849,966
(a)Including overdistributed net investment income:	$(188,540)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime Conservative 2040 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$205
Net realized gain	3
Net change in unrealized appreciation	149
Net Increase in Net Assets Resulting from Operations	357
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(67)
Class T1	(66)
Institutional Class	(72)
From net investment income	(205)
Total Distributions	(205)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,000
Class T1	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	67
Class T1	66
Institutional Class	72
Net Increase in Net Assets Resulting from Capital Share Transactions	30,205
Total Increase in Net Assets	30,357
NET ASSETS:
Beginning of Period	0
End of Period	$30,357
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,000
Class T1	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	7
Class T1	7
Institutional Class	7
Net Increase	3,021
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime 2040 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$59,536
Net realized gain	3,891
Net change in unrealized appreciation	86,304
Net Increase in Net Assets Resulting from Operations	149,731
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(59,737)
Class T1	(54)
Class L	(53)
Institutional Class	(60)
From net investment income	(59,904)
Total Distributions	(59,904)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	12,221,614
Class T1	10,000
Class L	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	59,737
Class T1	54
Class L	53
Institutional Class	60
Shares redeemed
Class T	(2,416,639)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,894,879
Total Increase in Net Assets	9,984,706
NET ASSETS:
Beginning of Period	0
End of Period(b)	$9,984,706
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,226,968
Class T1	1,000
Class L	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	6,121
Class T1	5
Class L	6
Institutional Class	7
Shares redeemed
Class T	(242,344)
Net Increase	993,763
(a) Fund commenced operations on April 28, 2016.
(b)Including overdistributed net investment income:	$(368)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2045 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$633,393	$2,106,696
Net realized gain	505,432	8,920,241
Net change in unrealized appreciation (depreciation)	3,163,372	(13,383,064)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,302,197	(2,356,127)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(76,967)	(251,040)
Class T1	(711,655)	(1,951,553)
Institutional Class	(13,948)	(19,864)
From net investment income	(802,570)	(2,222,457)
From net realized gains
Class T	-	(1,018,154)
Class T1	-	(8,905,327)
Institutional Class	-	(41,302)
From net realized gains	0	(9,964,783)
Total Distributions	(802,570)	(12,187,240)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	1,729,316	4,786,555
Class T1	19,614,490	37,999,469
Institutional Class	212,848	838,987
Shares issued in reinvestment of distributions
Class T	76,967	1,269,194
Class T1	711,655	10,856,880
Institutional Class	13,948	61,166
Shares redeemed
Class T	(3,804,387)	(6,239,371)
Class T1	(22,689,977)	(38,056,454)
Institutional Class	(111,855)	(1,030)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,246,995)	11,515,396
Total Decrease in Net Assets	(747,368)	(3,027,971)
NET ASSETS:
Beginning of Period	120,254,610	123,282,581
End of Period(a)	$119,507,242	$120,254,610
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2045 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	125,480	312,094
Class T1	1,436,787	2,435,379
Institutional Class	24,744	89,394
Shares issued in reinvestment of distributions
Class T	5,525	88,912
Class T1	51,125	761,127
Institutional Class	1,622	7,029
Shares redeemed
Class T	(268,081)	(393,110)
Class T1	(1,653,611)	(2,453,519)
Institutional Class	(13,546)	(107)
Net Increase (Decrease)	(289,955)	847,199
(a)Including overdistributed net investment income:	$(169,177)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2045 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$3,904,800	$586,810
Net realized gain (loss)	(1,673,224)	1,837,528
Net change in unrealized depreciation	(9,912,081)	(3,429,364)
Net Decrease in Net Assets Resulting from Operations	(7,680,505)	(1,005,026)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(446,865)	(32,178)
Class T1	(3,249,641)	(577,482)
Class L	(271,176)	N/A
Institutional Class	(40,866)	(275)
From net investment income	(4,008,548)	(609,935)
From net realized gains
Class T	-	(417,466)
Class T1	-	(7,729,758)
Institutional Class	-	(152)
From net realized gains	0	(8,147,376)
Total Distributions	(4,008,548)	(8,757,311)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	7,613,745	307,587
Class T1	53,646,750	23,960,585
Class L	7,715,097	N/A
Institutional Class	2,037,559	10,000
Shares issued in reinvestment of distributions
Class T	446,865	449,644
Class T1	3,249,641	8,307,240
Class L	271,176	N/A
Institutional Class	40,866	427
Shares issued in connection with fund reorganization
Class T	83,346,845	N/A
Class T1	618,809,278	N/A
Class L	38,529,409	N/A
Institutional Class	9,152,068	N/A
Shares redeemed
Class T	(2,671,710)	(170,062)
Class T1	(44,996,775)	(9,940,974)
Class L	(3,716,486)	N/A
Institutional Class	(5,938,121)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	767,536,207	22,924,447
Total Increase in Net Assets	755,847,154	13,162,110
NET ASSETS:
Beginning of Period	38,697,575	25,535,465
End of Period(a)	$794,544,729	$38,697,575
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2045 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	501,895	19,507
Class T1	3,657,144	1,518,692
Class L	726,600	-
Institutional Class	205,606	1,000
Shares issued in reinvestment of distributions
Class T	34,993	34,787
Class T1	262,491	662,593
Class L	28,130	N/A
Institutional Class	4,536	46
Shares issued in connection with fund acquisition
Class T	6,302,013	N/A
Class T1	48,267,443	N/A
Class L	3,852,955	N/A
Institutional Class	978,572	N/A
Shares redeemed
Class T	(204,532)	(10,563)
Class T1	(3,556,656)	(637,667)
Class L	(374,313)	N/A
Institutional Class	(633,906)	-
Net Increase	60,052,971	1,588,395
(a)Including overdistributed net investment income:	$(103,748)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime Conservative 2050 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$181
Net realized gain	4
Net change in unrealized appreciation	140
Net Increase in Net Assets Resulting from Operations	325
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(59)
Class T1	(58)
Institutional Class	(64)
From net investment income	(181)
Total Distributions	(181)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	10,000
Class T1	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	59
Class T1	58
Institutional Class	64
Net Increase in Net Assets Resulting from Capital Share Transactions	30,181
Total Increase in Net Assets	30,325
NET ASSETS:
Beginning of Period	0
End of Period	$30,325
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	1,000
Class T1	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	6
Class T1	6
Institutional Class	6
Net Increase	3,018
(a) Fund commenced operations on April 28, 2016.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016
Great-West Lifetime 2050 Fund	2016 (a) (Unaudited)
OPERATIONS:
Net investment income	$3,888
Net realized gain	201
Net change in unrealized appreciation	6,230
Net Increase in Net Assets Resulting from Operations	10,319
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(3,758)
Class T1	(50)
Class L	(49)
Institutional Class	(57)
From net investment income	(3,914)
Total Distributions	(3,914)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	684,080
Class T1	10,054
Class L	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Class T	3,758
Class T1	50
Class L	49
Institutional Class	57
Shares redeemed
Class T	(23,425)
Net Increase in Net Assets Resulting from Capital Share Transactions	694,623
Total Increase in Net Assets	701,028
NET ASSETS:
Beginning of Period	0
End of Period(b)	$701,028
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	68,737
Class T1	1,006
Class L	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Class T	386
Class T1	5
Class L	5
Institutional Class	6
Shares redeemed
Class T	(2,322)
Net Increase	69,823
(a) Fund commenced operations on April 28, 2016.
(b)Including overdistributed net investment income:	$(26)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2055 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$195,941	$673,067
Net realized gain (loss)	(195,178)	2,882,279
Net change in unrealized appreciation (depreciation)	1,437,405	(4,484,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,438,168	(929,440)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(29,056)	(69,751)
Class T1	(220,796)	(638,578)
Institutional Class	(3,129)	(3,391)
From net investment income	(252,981)	(711,720)
From net realized gains
Class T	-	(273,116)
Class T1	-	(2,735,774)
Institutional Class	-	(7,040)
From net realized gains	0	(3,015,930)
Total Distributions	(252,981)	(3,727,650)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	945,517	1,497,400
Class T1	11,326,438	20,607,273
Institutional Class	50,694	198,089
Shares issued in reinvestment of distributions
Class T	29,056	342,867
Class T1	220,796	3,374,352
Institutional Class	3,129	10,431
Shares redeemed
Class T	(955,292)	(2,254,767)
Class T1	(11,586,101)	(17,283,638)
Institutional Class	(3,363)	(8,998)
Net Increase in Net Assets Resulting from Capital Share Transactions	30,874	6,483,009
Total Increase in Net Assets	1,216,061	1,825,919
NET ASSETS:
Beginning of Period	40,397,007	38,571,088
End of Period(a)	$41,613,068	$40,397,007
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime Conservative 2055 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	70,793	100,228
Class T1	855,461	1,364,231
Institutional Class	5,879	21,585
Shares issued in reinvestment of distributions
Class T	2,149	24,764
Class T1	16,355	243,848
Institutional Class	365	1,199
Shares redeemed
Class T	(69,571)	(144,998)
Class T1	(873,266)	(1,150,319)
Institutional Class	(406)	(1,036)
Net Increase	7,759	459,502
(a)Including overdistributed net investment income:	$(57,040)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2055 Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$1,235,706	$149,750
Net realized gain (loss)	(483,796)	473,566
Net change in unrealized depreciation	(7,516,777)	(897,270)
Net Decrease in Net Assets Resulting from Operations	(6,764,867)	(273,954)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class T	(168,935)	(4,957)
Class T1	(1,043,095)	(144,755)
Class L	(42,883)	N/A
Institutional Class	(10,625)	(294)
From net investment income	(1,265,538)	(150,006)
From net realized gains
Class T	-	(30,093)
Class T1	-	(880,075)
Institutional Class	-	(159)
From net realized gains	0	(910,327)
Total Distributions	(1,265,538)	(1,060,333)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Class T	4,559,033	89,234
Class T1	28,656,137	6,437,576
Class L	1,014,754	N/A
Institutional Class	990,879	10,000
Shares issued in reinvestment of distributions
Class T	168,935	35,050
Class T1	1,043,095	1,024,830
Class L	42,883	N/A
Institutional Class	10,625	453
Shares issued in connection with fund reorganization
Class T	32,557,227	N/A
Class T1	207,266,132	N/A
Class L	5,390,233	N/A
Institutional Class	1,053,900	N/A
Shares redeemed
Class T	(1,038,034)	(20,018)
Class T1	(16,236,873)	(1,880,016)
Class L	(420,794)	N/A
Institutional Class	(851,275)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	264,206,857	5,697,109
Total Increase in Net Assets	256,176,452	4,362,822
NET ASSETS:
Beginning of Period	10,333,524	5,970,702
End of Period(a)	$266,509,976	$10,333,524
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Lifetime 2055 Fund	2016 (Unaudited)	2015
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class T	234,595	5,196
Class T1	1,518,036	388,204
Class L	86,566	-
Institutional Class	103,552	1,000
Shares issued in reinvestment of distributions
Class T	11,240	2,304
Class T1	71,250	69,144
Class L	4,462	N/A
Institutional Class	1,191	49
Shares issued in connection with fund acquisition
Class T	2,089,833	N/A
Class T1	13,662,418	N/A
Class L	539,021	N/A
Institutional Class	113,506	N/A
Shares redeemed
Class T	(67,231)	(1,113)
Class T1	(1,085,083)	(112,164)
Class L	(42,664)	N/A
Institutional Class	(91,506)	-
Net Increase	17,149,186	352,620
(a)Including (overdistributed) and undistributed net investment income:	$(21,785)	$8,047
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$11.40	0.10 (b)	0.41	0.51	(0.11)	-	(0.11)	$11.80	4.52% (c)(d)
12/31/2015	$12.37	0.20 (b)	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%) (c)
12/31/2014	$12.51	0.26 (b)	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
12/31/2013	$12.64	0.25 (b)	0.52	0.77	(0.35)	(0.55)	(0.90)	$12.51	6.29%
12/31/2012	$11.91	0.35 (b)	0.93	1.28	(0.33)	(0.22)	(0.55)	$12.64	10.76%
12/31/2011	$12.44	0.69	(0.40)	0.29	(0.66)	(0.16)	(0.82)	$11.91	2.27%
Class T1
06/30/2016	$11.45	0.09 (b)	0.42	0.51	(0.11)	-	(0.11)	$11.85	4.43% (c)(d)
12/31/2015	$12.41	0.22 (b)	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%) (c)
12/31/2014	$12.55	0.31 (b)	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
12/31/2013	$12.68	0.28 (b)	0.48	0.76	(0.34)	(0.55)	(0.89)	$12.55	6.14%
12/31/2012	$11.95	0.35 (b)	0.93	1.28	(0.33)	(0.22)	(0.55)	$12.68	10.65%
12/31/2011	$12.50	0.64	(0.38)	0.26	(0.65)	(0.16)	(0.81)	$11.95	2.15%
Institutional Class
06/30/2016	$ 9.19	0.10 (b)	0.32	0.42	(0.13)	-	(0.13)	$ 9.48	4.64% (c)(d)
12/31/2015 (e)	$10.00	0.58 (b)	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016	$ 8,604	0.47% (h)	0.44% (h)	N/A	1.76% (h)	9% (d)
12/31/2015	$ 8,435	0.32%	0.30%	N/A	1.61%	40% (i)
12/31/2014	$ 20,471	0.12%	0.12%	N/A	2.05%	27%
12/31/2013	$ 38,625	0.12%	0.12%	1.94%	1.94%	50%
12/31/2012	$ 56,741	0.12%	0.12%	2.75%	2.75%	38%
12/31/2011	$ 28,788	0.12%	0.12%	2.78%	2.78%	62%
Class T1
06/30/2016	$123,644	0.57% (h)	0.54% (h)	N/A	1.62% (h)	9% (d)
12/31/2015	$135,439	0.45%	0.43%	N/A	1.76%	40% (i)
12/31/2014	$168,420	0.22%	0.22%	N/A	2.37%	27%
12/31/2013	$168,444	0.22%	0.22%	2.15%	2.15%	50%
12/31/2012	$140,579	0.22%	0.22%	2.79%	2.79%	38%
12/31/2011	$ 81,643	0.22%	0.22%	2.74%	2.74%	62%
Institutional Class
06/30/2016	$ 471	0.12% (h)	0.09% (h)	N/A	2.10% (h)	9% (d)
12/31/2015 (e)	$ 569	0.12% (h)	0.09% (h)	N/A	8.94% (h)	40% (i)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$12.71	0.28 (b)	0.24	0.52	(0.11)	-	(0.11)	$13.12	4.09% (c)(d)
12/31/2015	$13.78	0.26 (b)	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%) (c)
12/31/2014	$13.87	0.20 (b)	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
12/31/2013	$13.45	0.33 (b)	1.21	1.54	(0.44)	(0.68)	(1.12)	$13.87	11.76%
12/31/2012	$12.55	0.31 (b)	1.31	1.62	(0.56)	(0.16)	(0.72)	$13.45	13.01%
12/31/2011	$13.24	0.49	(0.45)	0.04	(0.53)	(0.20)	(0.73)	$12.55	0.31%
Class T1
06/30/2016	$12.62	0.26 (b)	0.25	0.51	(0.11)	-	(0.11)	$13.02	4.02% (c)(d)
12/31/2015	$13.68	0.26 (b)	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%) (c)
12/31/2014	$13.85	0.48 (b)	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
12/31/2013	$13.48	0.38 (b)	1.16	1.54	(0.49)	(0.68)	(1.17)	$13.85	11.64%
12/31/2012	$12.58	0.28 (b)	1.33	1.61	(0.55)	(0.16)	(0.71)	$13.48	12.90%
12/31/2011	$13.19	0.44	(0.41)	0.03	(0.44)	(0.20)	(0.64)	$12.58	0.35%
Class L
06/30/2016 (e)	$10.00	0.08 (b)	0.02	0.10	(0.11)	-	(0.11)	$ 9.99	1.00% (c)(d)
Institutional Class
06/30/2016	$ 9.32	0.14 (b)	0.26	0.40	(0.12)	-	(0.12)	$ 9.60	4.26% (c)(d)
12/31/2015 (f)	$10.00	0.19 (b)	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
06/30/2016	$112,094	0.47% (i)	0.45% (i)	N/A	4.31% (i)	7% (d)
12/31/2015	$ 3,548	0.35%	0.34%	N/A	1.87%	46% (j)
12/31/2014	$ 3,728	0.12%	0.12%	N/A	1.39%	79%
12/31/2013	$ 21,508	0.12%	0.12%	2.31%	2.31%	60%
12/31/2012	$ 16,912	0.12%	0.12%	2.30%	2.30%	61%
12/31/2011	$ 2,900	0.12%	0.12%	5.64%	5.64%	78%
Class T1
06/30/2016	$740,442	0.57% (i)	0.55% (i)	N/A	3.97% (i)	7% (d)
12/31/2015	$ 51,634	0.47%	0.45%	N/A	1.90%	46% (j)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	3.35%	79%
12/31/2013	$ 10,151	0.22%	0.22%	2.71%	2.71%	60%
12/31/2012	$ 7,174	0.22%	0.22%	2.08%	2.08%	61%
12/31/2011	$ 6,638	0.22%	0.22%	2.31%	2.31%	78%
Class L
06/30/2016 (e)	$143,565	0.71% (i)	0.69% (i)	N/A	4.40% (i)	7% (d)
Institutional Class
06/30/2016	$ 7,219	0.12% (i)	0.10% (i)	N/A	2.90% (i)	7% (d)
12/31/2015 (f)	$ 10	0.12% (i)	0.09% (i)	N/A	2.98% (i)	46% (j)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.08	0.06	0.14	(0.08)	-	(0.08)	$10.06	1.39% (e)
Class T1
06/30/2016 (d)	$10.00	0.08	0.06	0.14	(0.08)	-	(0.08)	$10.06	1.37% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.08	0.06	0.14	(0.08)	-	(0.08)	$10.06	1.45% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$10	0.46% (h)	0.40% (h)	N/A	4.40% (h)	0% (e)
Class T1
06/30/2016 (d)	$10	0.57% (h)	0.51% (h)	N/A	4.34% (h)	0% (e)
Institutional Class
06/30/2016 (d)	$10	0.11% (h)	0.11% (h)	N/A	4.79% (h)	0% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.30	(0.17)	0.13	(0.07)	-	(0.07)	$10.06	1.35% (e)
Class T1
06/30/2016 (d)	$10.00	0.07	0.06	0.13	(0.07)	-	(0.07)	$10.06	1.28% (e)
Class L
06/30/2016 (d)	$10.00	0.07	0.06	0.13	(0.07)	-	(0.07)	$10.06	1.27% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.08	0.05	0.13	(0.07)	-	(0.07)	$10.06	1.34% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$1,572	0.44% (h)	0.43% (h)	N/A	17.42% (h)	14% (e)
Class T1
06/30/2016 (d)	$ 10	0.57% (h)	0.51% (h)	N/A	3.94% (h)	14% (e)
Class L
06/30/2016 (d)	$ 10	0.69% (h)	0.57% (h)	N/A	3.88% (h)	14% (e)
Institutional Class
06/30/2016 (d)	$ 10	0.11% (h)	0.11% (h)	N/A	4.34% (h)	14% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$12.23	0.11 (b)	0.43	0.54	(0.12)	-	(0.12)	$12.65	4.46% (c)(d)
12/31/2015	$13.43	0.25 (b)	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%) (c)
12/31/2014	$13.69	0.30 (b)	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
12/31/2013	$13.29	0.28 (b)	1.08	1.36	(0.38)	(0.58)	(0.96)	$13.69	10.48%
12/31/2012	$12.30	0.34 (b)	1.20	1.54	(0.31)	(0.24)	(0.55)	$13.29	12.54%
12/31/2011	$13.11	0.70	(0.67)	0.03	(0.68)	(0.16)	(0.84)	$12.30	0.22%
Class T1
06/30/2016	$12.23	0.10 (b)	0.45	0.55	(0.12)	-	(0.12)	$12.66	4.48% (c)(d)
12/31/2015	$13.43	0.25 (b)	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%) (c)
12/31/2014	$13.69	0.33 (b)	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
12/31/2013	$13.28	0.32 (b)	1.04	1.36	(0.37)	(0.58)	(0.95)	$13.69	10.37%
12/31/2012	$12.31	0.35 (b)	1.17	1.52	(0.31)	(0.24)	(0.55)	$13.28	12.47%
12/31/2011	$13.13	0.67	(0.65)	0.02	(0.68)	(0.16)	(0.84)	$12.31	0.17%
Institutional Class
06/30/2016	$ 8.99	0.10 (b)	0.32	0.42	(0.15)	-	(0.15)	$ 9.26	4.65% (c)(d)
12/31/2015 (e)	$10.00	0.56 (b)	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016	$ 27,283	0.47% (h)	0.45% (h)	N/A	1.84% (h)	10% (d)
12/31/2015	$ 26,795	0.33%	0.33%	N/A	1.86%	36% (i)
12/31/2014	$ 38,263	0.12%	0.12%	N/A	2.17%	29%
12/31/2013	$ 54,464	0.12%	0.12%	2.00%	2.00%	42%
12/31/2012	$ 70,415	0.12%	0.12%	2.57%	2.57%	33%
12/31/2011	$ 42,230	0.12%	0.12%	2.43%	2.43%	54%
Class T1
06/30/2016	$214,262	0.57% (h)	0.55% (h)	N/A	1.66% (h)	10% (d)
12/31/2015	$223,467	0.45%	0.44%	N/A	1.88%	36% (i)
12/31/2014	$253,958	0.22%	0.22%	N/A	2.36%	29%
12/31/2013	$233,233	0.22%	0.22%	2.30%	2.30%	42%
12/31/2012	$169,479	0.22%	0.22%	2.62%	2.62%	33%
12/31/2011	$ 95,598	0.22%	0.22%	2.48%	2.48%	54%
Institutional Class
06/30/2016	$ 3,346	0.12% (h)	0.10% (h)	N/A	2.18% (h)	10% (d)
12/31/2015 (e)	$ 3,368	0.12% (h)	0.10% (h)	N/A	8.79% (h)	36% (i)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$13.33	0.25 (b)	0.26	0.51	(0.10)	-	(0.10)	$13.74	3.85% (c)(d)
12/31/2015	$15.57	0.28 (b)	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%) (c)
12/31/2014	$15.96	0.20 (b)	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
12/31/2013	$14.42	0.36 (b)	2.29	2.65	(0.42)	(0.69)	(1.11)	$15.96	18.52%
12/31/2012	$12.94	0.29 (b)	1.66	1.95	(0.35)	(0.12)	(0.47)	$14.42	15.12%
12/31/2011	$13.94	0.56	(0.89)	(0.33)	(0.58)	(0.09)	(0.67)	$12.94	(2.34%)
Class T1
06/30/2016	$13.26	0.23 (b)	0.27	0.50	(0.10)	-	(0.10)	$13.66	3.77% (c)(d)
12/31/2015	$15.50	0.29 (b)	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%) (c)
12/31/2014	$16.00	0.46 (b)	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
12/31/2013	$14.46	0.42 (b)	2.21	2.63	(0.40)	(0.69)	(1.09)	$16.00	18.38%
12/31/2012	$12.97	0.25 (b)	1.69	1.94	(0.33)	(0.12)	(0.45)	$14.46	15.02%
12/31/2011	$13.92	0.52	(0.86)	(0.34)	(0.52)	(0.09)	(0.61)	$12.97	(2.38%)
Class L
06/30/2016 (e)	$10.00	0.07 (b)	-	0.07	(0.10)	-	(0.10)	$ 9.97	0.73% (c)(d)
Institutional Class
06/30/2016	$ 9.13	0.10 (b)	0.26	0.36	(0.11)	-	(0.11)	$ 9.38	3.95% (c)(d)
12/31/2015 (f)	$10.00	0.19 (b)	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
06/30/2016	$ 194,815	0.47% (i)	0.46% (i)	N/A	3.63% (i)	5% (d)
12/31/2015	$ 11,234	0.36%	0.35%	N/A	1.85%	35% (j)
12/31/2014	$ 10,799	0.12%	0.12%	N/A	1.20%	66%
12/31/2013	$ 57,694	0.12%	0.12%	2.32%	2.32%	30%
12/31/2012	$ 44,422	0.12%	0.12%	2.05%	2.05%	34%
12/31/2011	$ 6,666	0.12%	0.12%	4.20%	4.20%	83%
Class T1
06/30/2016	$1,414,344	0.57% (i)	0.56% (i)	N/A	3.46% (i)	5% (d)
12/31/2015	$ 85,963	0.47%	0.46%	N/A	1.98%	35% (j)
12/31/2014	$ 52,897	0.22%	0.22%	N/A	2.80%	66%
12/31/2013	$ 16,070	0.22%	0.22%	2.65%	2.65%	30%
12/31/2012	$ 10,331	0.22%	0.22%	1.79%	1.79%	34%
12/31/2011	$ 8,790	0.22%	0.22%	2.05%	2.05%	83%
Class L
06/30/2016 (e)	$ 108,077	0.71% (i)	0.70% (i)	N/A	3.84% (i)	5% (d)
Institutional Class
06/30/2016	$ 9,068	0.12% (i)	0.11% (i)	N/A	2.04% (i)	5% (d)
12/31/2015 (f)	$ 10	0.11% (i)	0.11% (i)	N/A	2.98% (i)	35% (j)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.08	0.05	0.13	(0.08)	-	(0.08)	$10.05	1.28% (e)
Class T1
06/30/2016 (d)	$10.00	0.08	0.05	0.13	(0.08)	-	(0.08)	$10.05	1.28% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.08	0.05	0.13	(0.08)	-	(0.08)	$10.05	1.34% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$10	0.46% (h)	0.46% (h)	N/A	4.40% (h)	0% (e)
Class T1
06/30/2016 (d)	$10	0.57% (h)	0.51% (h)	N/A	4.34% (h)	0% (e)
Institutional Class
06/30/2016 (d)	$10	0.11% (h)	0.11% (h)	N/A	4.74% (h)	0% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.29	(0.17)	0.12	(0.07)	-	(0.07)	$10.05	1.21% (e)
Class T1
06/30/2016 (d)	$10.00	0.06	0.06	0.12	(0.06)	-	(0.06)	$10.06	1.24% (e)
Class L
06/30/2016 (d)	$10.00	0.06	0.05	0.11	(0.06)	-	(0.06)	$10.05	1.13% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.07	0.06	0.13	(0.07)	-	(0.07)	$10.06	1.30% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$2,824	0.44% (h)	0.44% (h)	N/A	16.58% (h)	11% (e)
Class T1
06/30/2016 (d)	$ 10	0.57% (h)	0.51% (h)	N/A	3.54% (h)	11% (e)
Class L
06/30/2016 (d)	$ 10	0.69% (h)	0.57% (h)	N/A	3.60% (h)	11% (e)
Institutional Class
06/30/2016 (d)	$ 10	0.11% (h)	0.11% (h)	N/A	4.00% (h)	11% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$13.22	0.10 (b)	0.44	0.54	(0.12)	-	(0.12)	$13.64	4.10% (c)(d)
12/31/2015	$14.87	0.28 (b)	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%) (c)
12/31/2014	$15.25	0.30 (b)	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
12/31/2013	$14.06	0.28 (b)	2.04	2.32	(0.42)	(0.71)	(1.13)	$15.25	16.73%
12/31/2012	$12.74	0.29 (b)	1.58	1.87	(0.28)	(0.27)	(0.55)	$14.06	14.73%
12/31/2011	$13.87	0.72	(1.00)	(0.28)	(0.70)	(0.15)	(0.85)	$12.74	(2.02%)
Class T1
06/30/2016	$13.23	0.09 (b)	0.44	0.53	(0.11)	-	(0.11)	$13.65	4.03% (c)(d)
12/31/2015	$14.86	0.26 (b)	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%) (c)
12/31/2014	$15.25	0.34 (b)	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
12/31/2013	$14.05	0.35 (b)	1.97	2.32	(0.41)	(0.71)	(1.12)	$15.25	16.64%
12/31/2012	$12.75	0.30 (b)	1.55	1.85	(0.28)	(0.27)	(0.55)	$14.05	14.63%
12/31/2011	$13.89	0.68	(0.98)	(0.30)	(0.69)	(0.15)	(0.84)	$12.75	(2.12%)
Institutional Class
06/30/2016	$ 8.68	0.08 (b)	0.29	0.37	(0.14)	-	(0.14)	$ 8.91	4.35% (c)(d)
12/31/2015 (e)	$10.00	0.68 (b)	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016	$ 22,675	0.47% (h)	0.46% (h)	N/A	1.57% (h)	11% (d)
12/31/2015	$ 21,286	0.35%	0.34%	N/A	1.93%	37% (i)
12/31/2014	$ 23,411	0.12%	0.12%	N/A	1.90%	27%
12/31/2013	$ 37,599	0.12%	0.12%	1.87%	1.87%	36%
12/31/2012	$ 46,624	0.12%	0.12%	2.14%	2.14%	30%
12/31/2011	$ 29,585	0.12%	0.12%	1.98%	1.98%	53%
Class T1
06/30/2016	$184,402	0.57% (h)	0.56% (h)	N/A	1.39% (h)	11% (d)
12/31/2015	$191,874	0.45%	0.45%	N/A	1.79%	37% (i)
12/31/2014	$212,538	0.22%	0.22%	N/A	2.18%	27%
12/31/2013	$182,005	0.22%	0.22%	2.30%	2.30%	36%
12/31/2012	$123,940	0.22%	0.22%	2.19%	2.19%	30%
12/31/2011	$ 72,088	0.22%	0.22%	2.03%	2.03%	53%
Institutional Class
06/30/2016	$ 2,317	0.12% (h)	0.11% (h)	N/A	1.92% (h)	11% (d)
12/31/2015 (e)	$ 2,192	0.12% (h)	0.11% (h)	N/A	10.64% (h)	37% (i)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$13.05	0.20 (b)	0.23	0.43	(0.08)	-	(0.08)	$13.40	3.29% (c)(d)
12/31/2015	$16.51	0.27 (b)	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%) (c)
12/31/2014	$17.19	0.16 (b)	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
12/31/2013	$14.86	0.38 (b)	3.04	3.42	(0.43)	(0.66)	(1.09)	$17.19	23.34%
12/31/2012	$13.18	0.26 (b)	1.89	2.15	(0.34)	(0.13)	(0.47)	$14.86	16.51%
12/31/2011	$14.39	0.45	(0.99)	(0.54)	(0.56)	(0.11)	(0.67)	$13.18	(3.79%)
Class T1
06/30/2016	$12.88	0.18 (b)	0.23	0.41	(0.07)	-	(0.07)	$13.22	3.24% (c)(d)
12/31/2015	$16.34	0.28 (b)	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%) (c)
12/31/2014	$17.20	0.44 (b)	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
12/31/2013	$14.88	0.45 (b)	2.95	3.40	(0.42)	(0.66)	(1.08)	$17.20	23.06%
12/31/2012	$13.19	0.22 (b)	1.93	2.15	(0.33)	(0.13)	(0.46)	$14.88	16.34%
12/31/2011	$14.38	0.42	(0.99)	(0.57)	(0.51)	(0.11)	(0.62)	$13.19	(3.93%)
Class L
06/30/2016 (e)	$10.00	0.06 (b)	(0.04)	0.02	(0.08)	-	(0.08)	$ 9.94	0.19% (c)(d)
Institutional Class
06/30/2016	$ 9.07	0.10 (b)	0.22	0.32	(0.09)	-	(0.09)	$ 9.30	3.51% (c)(d)
12/31/2015 (f)	$10.00	0.18 (b)	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
06/30/2016	$ 169,604	0.47% (i)	0.46% (i)	N/A	2.96% (i)	4% (d)
12/31/2015	$ 7,131	0.36%	0.35%	N/A	1.72%	27% (j)
12/31/2014	$ 6,688	0.12%	0.12%	N/A	0.91%	51%
12/31/2013	$ 59,137	0.12%	0.12%	2.31%	2.31%	22%
12/31/2012	$ 41,154	0.12%	0.12%	1.78%	1.78%	28%
12/31/2011	$ 2,887	0.12%	0.12%	4.38%	4.38%	64%
Class T1
06/30/2016	$1,199,897	0.57% (i)	0.57% (i)	N/A	2.72% (i)	4% (d)
12/31/2015	$ 69,647	0.47%	0.47%	N/A	1.83%	27% (j)
12/31/2014	$ 44,111	0.22%	0.22%	N/A	2.49%	51%
12/31/2013	$ 17,951	0.22%	0.22%	2.71%	2.71%	22%
12/31/2012	$ 11,261	0.22%	0.22%	1.53%	1.53%	28%
12/31/2011	$ 9,165	0.22%	0.22%	2.46%	2.46%	64%
Class L
06/30/2016 (e)	$ 84,104	0.71% (i)	0.71% (i)	N/A	2.95% (i)	4% (d)
Institutional Class
06/30/2016	$ 9,263	0.12% (i)	0.11% (i)	N/A	2.15% (i)	4% (d)
12/31/2015 (f)	$ 10	0.12% (i)	0.12% (i)	N/A	2.85% (i)	27% (j)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.07	0.05	0.12	(0.07)	-	(0.07)	$10.05	1.18% (e)
Class T1
06/30/2016 (d)	$10.00	0.07	0.05	0.12	(0.07)	-	(0.07)	$10.05	1.17% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.07	0.05	0.12	(0.07)	-	(0.07)	$10.05	1.24% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$10	0.46% (h)	0.46% (h)	N/A	3.89% (h)	1% (e)
Class T1
06/30/2016 (d)	$10	0.57% (h)	0.51% (h)	N/A	3.72% (h)	1% (e)
Institutional Class
06/30/2016 (d)	$10	0.11% (h)	0.11% (h)	N/A	4.12% (h)	1% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.25	(0.14)	0.11	(0.06)	-	(0.06)	$10.05	1.13% (e)
Class T1
06/30/2016 (d)	$10.00	0.05	0.06	0.11	(0.05)	-	(0.05)	$10.06	1.16% (e)
Class L
06/30/2016 (d)	$10.00	0.05	0.05	0.10	(0.05)	-	(0.05)	$10.05	1.05% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.06	0.05	0.11	(0.06)	-	(0.06)	$10.05	1.12% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$9,954	0.44% (h)	0.44% (h)	N/A	14.55% (h)	49% (e)
Class T1
06/30/2016 (d)	$ 10	0.57% (h)	0.52% (h)	N/A	3.03% (h)	49% (e)
Class L
06/30/2016 (d)	$ 10	0.69% (h)	0.57% (h)	N/A	3.03% (h)	49% (e)
Institutional Class
06/30/2016 (d)	$ 10	0.11% (h)	0.11% (h)	N/A	3.49% (h)	49% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$13.90	0.07 (b)	0.44	0.51	(0.10)	-	(0.10)	$14.31	3.67% (c)(d)
12/31/2015	$15.73	0.27 (b)	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%) (c)
12/31/2014	$16.11	0.28 (b)	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
12/31/2013	$14.38	0.29 (b)	2.58	2.87	(0.43)	(0.71)	(1.14)	$16.11	20.13%
12/31/2012	$12.88	0.28 (b)	1.73	2.01	(0.26)	(0.25)	(0.51)	$14.38	15.71%
12/31/2011	$14.18	0.67	(1.13)	0.46	(0.66)	(0.18)	(0.84)	$12.88	(3.21%)
Class T1
06/30/2016	$13.89	0.07 (b)	0.43	0.50	(0.10)	-	(0.10)	$14.29	3.58% (c)(d)
12/31/2015	$15.71	0.26 (b)	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%) (c)
12/31/2014	$16.09	0.33 (b)	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
12/31/2013	$14.37	0.36 (b)	2.48	2.84	(0.41)	(0.71)	(1.12)	$16.09	19.97%
12/31/2012	$12.88	0.28 (b)	1.71	1.99	(0.25)	(0.25)	(0.50)	$14.37	15.58%
12/31/2011	$14.19	0.65	(1.12)	(0.47)	(0.66)	(0.18)	(0.84)	$12.88	(3.31%)
Institutional Class
06/30/2016	$ 8.64	0.07 (b)	0.26	0.33	(0.13)	-	(0.13)	$ 8.84	3.74% (c)(d)
12/31/2015 (e)	$10.00	0.48 (b)	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016	$ 11,287	0.47% (h)	0.47% (h)	N/A	1.02% (h)	13% (d)
12/31/2015	$ 12,872	0.35%	0.34%	N/A	1.76%	33% (i)
12/31/2014	$ 14,443	0.12%	0.12%	N/A	1.72%	23%
12/31/2013	$ 21,328	0.12%	0.12%	1.85%	1.85%	33%
12/31/2012	$ 23,967	0.12%	0.12%	1.98%	1.98%	29%
12/31/2011	$ 14,503	0.12%	0.12%	1.79%	1.79%	52%
Class T1
06/30/2016	$107,256	0.57% (h)	0.57% (h)	N/A	1.08% (h)	13% (d)
12/31/2015	$106,551	0.45%	0.45%	N/A	1.68%	33% (i)
12/31/2014	$108,839	0.22%	0.22%	N/A	2.02%	23%
12/31/2013	$ 88,655	0.22%	0.22%	2.27%	2.27%	33%
12/31/2012	$ 56,657	0.22%	0.22%	2.00%	2.00%	29%
12/31/2011	$ 31,902	0.22%	0.22%	1.85%	1.85%	52%
Institutional Class
06/30/2016	$ 964	0.12% (h)	0.12% (h)	N/A	1.66% (h)	13% (d)
12/31/2015 (e)	$ 832	0.12% (h)	0.11% (h)	N/A	7.48% (h)	33% (i)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$12.82	0.18 (b)	0.23	0.41	(0.07)	-	(0.07)	$13.16	3.18% (c)(d)
12/31/2015	$17.18	0.27 (b)	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%) (c)
12/31/2014	$17.49	0.14 (b)	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
12/31/2013	$15.08	0.37 (b)	3.16	3.53	(0.43)	(0.69)	(1.12)	$17.49	23.62%
12/31/2012	$13.29	0.26 (b)	1.95	2.21	(0.33)	(0.09)	(0.42)	$15.08	16.77%
12/31/2011	$14.53	0.39	(1.03)	(0.64)	(0.51)	(0.09)	(0.60)	$13.29	(4.44%)
Class T1
06/30/2016	$12.44	0.15 (b)	0.23	0.38	(0.06)	-	(0.06)	$12.76	3.10% (c)(d)
12/31/2015	$16.78	0.27 (b)	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%) (c)
12/31/2014	$17.47	0.45 (b)	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
12/31/2013	$15.06	0.42 (b)	3.10	3.52	(0.42)	(0.69)	(1.11)	$17.47	23.54%
12/31/2012	$13.27	0.22 (b)	1.98	0.22	(0.32)	(0.09)	(0.41)	$15.06	16.59%
12/31/2011	$14.51	0.40	(1.06)	(0.66)	(0.49)	(0.09)	(0.58)	$13.27	(4.52%)
Class L
06/30/2016 (e)	$10.00	0.05 (b)	(0.05)	0.00	(0.07)	-	(0.07)	$ 9.93	(0.03%) (c)(d)
Institutional Class
06/30/2016	$ 9.06	0.09 (b)	0.20	0.29	(0.07)	-	(0.07)	$ 9.28	3.27% (c)(d)
12/31/2015 (f)	$10.00	0.18 (b)	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
06/30/2016	$ 89,274	0.47% (i)	0.47% (i)	N/A	2.71% (i)	4% (d)
12/31/2015	$ 1,918	0.36%	0.35%	N/A	1.67%	28% (j)
12/31/2014	$ 1,819	0.12%	0.12%	N/A	0.80%	49%
12/31/2013	$ 35,614	0.12%	0.12%	2.22%	2.22%	24%
12/31/2012	$ 25,995	0.12%	0.12%	1.76%	1.76%	25%
12/31/2011	$ 830	0.12%	0.12%	2.90%	2.90%	68%
Class T1
06/30/2016	$658,077	0.57% (i)	0.57% (i)	N/A	2.38% (i)	4% (d)
12/31/2015	$ 36,770	0.47%	0.47%	N/A	1.77%	28% (j)
12/31/2014	$ 23,717	0.22%	0.22%	N/A	2.52%	49%
12/31/2013	$ 7,793	0.22%	0.22%	2.52%	2.52%	24%
12/31/2012	$ 5,065	0.22%	0.22%	1.53%	1.53%	25%
12/31/2011	$ 3,692	0.22%	0.22%	2.61%	2.61%	68%
Class L
06/30/2016 (e)	$ 42,034	0.71% (i)	0.71% (i)	N/A	2.59% (i)	4% (d)
Institutional Class
06/30/2016	$ 5,160	0.12% (i)	0.12% (i)	N/A	1.98% (i)	4% (d)
12/31/2015 (f)	$ 9	0.12% (i)	0.11% (i)	N/A	2.80% (i)	28% (j)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.06	0.05	0.11	(0.06)	-	(0.06)	$10.05	1.10% (e)
Class T1
06/30/2016 (d)	$10.00	0.06	0.05	0.11	(0.06)	-	(0.06)	$10.05	1.10% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.07	0.04	0.11	(0.06)	-	(0.06)	$10.05	1.16% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$10	0.46% (h)	0.46% (h)	N/A	3.32% (h)	1% (e)
Class T1
06/30/2016 (d)	$10	0.52% (h)	0.46% (h)	N/A	3.32% (h)	1% (e)
Institutional Class
06/30/2016 (d)	$10	0.11% (h)	0.11% (h)	N/A	3.72% (h)	1% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Class T
06/30/2016 (d)	$10.00	0.25	(0.15)	0.10	(0.06)	-	(0.06)	$10.04	0.99% (e)
Class T1
06/30/2016 (d)	$10.00	0.05	0.05	0.10	(0.05)	-	(0.05)	$10.05	1.02% (e)
Class L
06/30/2016 (d)	$10.00	0.05	0.05	0.10	(0.05)	-	(0.05)	$10.05	1.01% (e)
Institutional Class
06/30/2016 (d)	$10.00	0.06	0.05	0.11	(0.06)	-	(0.06)	$10.05	1.08% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016 (d)	$671	0.44% (h)	0.44% (h)	N/A	14.12% (h)	7% (e)
Class T1
06/30/2016 (d)	$ 10	0.57% (h)	0.52% (h)	N/A	2.86% (h)	7% (e)
Class L
06/30/2016 (d)	$ 10	0.69% (h)	0.57% (h)	N/A	2.81% (h)	7% (e)
Institutional Class
06/30/2016 (d)	$ 10	0.11% (h)	0.11% (h)	N/A	3.26% (h)	7% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of management fees and/or distribution fees waived, if applicable. Without the waiver, the return shown would have been lower.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Fund commenced operations on April 28, 2016.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$13.52	0.08 (b)	0.39	0.47	(0.09)	-	(0.09)	$13.90	3.50% (c)(d)
12/31/2015	$15.21	0.24 (b)	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%) (c)
12/31/2014	$15.56	0.27 (b)	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
12/31/2013	$14.08	0.26 (b)	2.56	2.82	(0.42)	(0.92)	(1.34)	$15.56	20.36%
12/31/2012	$12.63	0.25 (b)	1.75	2.00	(0.25)	(0.30)	(0.55)	$14.08	15.88%
12/31/2011	$14.17	0.86	(1.39)	(0.53)	(0.86)	(0.15)	(1.01)	$12.63	(3.76%)
Class T1
06/30/2016	$13.50	0.06 (b)	0.40	0.46	(0.08)	-	(0.08)	$13.88	3.44% (c)(d)
12/31/2015	$15.18	0.25 (b)	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%) (c)
12/31/2014	$15.55	0.32 (b)	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
12/31/2013	$14.07	0.35 (b)	2.47	2.82	(0.42)	(0.92)	(1.34)	$15.55	20.32%
12/31/2012	$12.63	0.26 (b)	1.72	1.98	(0.24)	(0.30)	(0.54)	$14.07	15.86%
12/31/2011	$14.19	0.86	(1.41)	(0.55)	(0.86)	(0.15)	(1.01)	$12.63	(3.98%)
Institutional Class
06/30/2016	$ 8.63	0.07 (b)	0.24	0.31	(0.11)	-	(0.11)	$ 8.83	3.69% (c)(d)
12/31/2015 (e)	$10.00	0.45 (b)	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Class T
06/30/2016	$ 3,961	0.47% (h)	0.46% (h)	N/A	1.14% (h)	18% (d)
12/31/2015	$ 3,807	0.34%	0.33%	N/A	1.58%	38% (i)
12/31/2014	$ 4,587	0.12%	0.12%	N/A	1.73%	22%
12/31/2013	$ 5,780	0.12%	0.12%	1.69%	1.69%	46%
12/31/2012	$ 7,431	0.12%	0.12%	1.85%	1.85%	44%
12/31/2011	$ 5,260	0.12%	0.12%	1.78%	1.78%	65%
Class T1
06/30/2016	$37,409	0.57% (h)	0.56% (h)	N/A	0.95% (h)	18% (d)
12/31/2015	$36,402	0.46%	0.45%	N/A	1.67%	38% (i)
12/31/2014	$33,984	0.22%	0.22%	N/A	2.05%	22%
12/31/2013	$22,801	0.22%	0.22%	2.26%	2.26%	46%
12/31/2012	$13,619	0.22%	0.22%	1.91%	1.91%	44%
12/31/2011	$ 8,008	0.22%	0.22%	1.85%	1.85%	65%
Institutional Class
06/30/2016	$ 244	0.12% (h)	0.11% (h)	N/A	1.57% (h)	18% (d)
12/31/2015 (e)	$ 188	0.12% (h)	0.11% (h)	N/A	7.03% (h)	38% (i)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Class T
06/30/2016	$15.10	0.20 (b)	0.26	0.46	(0.07)	-	(0.07)	$15.49	3.09% (c)(d)
12/31/2015	$17.45	0.30 (b)	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%) (c)
12/31/2014	$17.56	0.15 (b)	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
12/31/2013	$15.17	0.44 (b)	3.06	3.50	(0.45)	(0.66)	(1.11)	$17.56	23.26%
12/31/2012	$13.41	0.28 (b)	1.96	2.24	(0.27)	(0.21)	(0.48)	$15.17	16.81%
12/31/2011	$14.30	0.19	(0.88)	(0.69)	(0.17)	(0.03)	(0.20)	$13.41	(4.80%)
Class T1
06/30/2016	$14.71	0.17 (b)	0.28	0.45	(0.07)	-	(0.07)	$15.09	3.08% (c)(d)
12/31/2015	$17.05	0.30 (b)	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%) (c)
12/31/2014	$17.50	0.42 (b)	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
12/31/2013	$15.12	0.38 (b)	3.10	3.48	(0.44)	(0.66)	(1.10)	$17.50	23.18%
12/31/2012	$13.38	0.25 (b)	1.96	2.21	(0.26)	(0.21)	(0.47)	$15.12	16.68%
12/31/2011	$14.29	0.20	(0.89)	(0.69)	(0.19)	(0.03)	(0.22)	$13.38	(4.89%)
Class L
06/30/2016 (e)	$10.00	0.05 (b)	(0.07)	(0.02)	(0.07)	-	(0.07)	$ 9.91	(0.13%) (c)(d)
Institutional Class
06/30/2016	$ 8.99	0.13 (b)	0.16	0.29	(0.08)	-	(0.08)	$ 9.20	3.31% (c)(d)
12/31/2015 (f)	$10.00	0.18 (b)	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (c)(d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Class T
06/30/2016	$ 35,460	0.47% (i)	0.47% (i)	N/A	2.66% (i)	4% (d)
12/31/2015	$ 320	0.36%	0.36%	N/A	1.74%	26% (j)
12/31/2014	$ 258	0.12%	0.12%	N/A	0.83%	75%
12/31/2013	$ 3,809	0.12%	0.12%	2.58%	2.58%	40%
12/31/2012	$ 1,737	0.12%	0.12%	1.91%	1.91%	50%
12/31/2011	$ 88	0.12%	0.12%	1.46%	1.46%	67%
Class T1
06/30/2016	$224,056	0.57% (i)	0.57% (i)	N/A	2.30% (i)	4% (d)
12/31/2015	$ 10,004	0.48%	0.47%	N/A	1.84%	26% (j)
12/31/2014	$ 5,713	0.22%	0.22%	N/A	2.34%	75%
12/31/2013	$ 2,187	0.22%	0.22%	2.26%	2.26%	40%
12/31/2012	$ 1,324	0.22%	0.22%	1.72%	1.73%	50%
12/31/2011	$ 746	0.22%	0.22%	2.67%	2.67%	67%
Class L
06/30/2016 (e)	$ 5,819	0.71% (i)	0.71% (i)	N/A	2.42% (i)	4% (d)
Institutional Class
06/30/2016	$ 1,175	0.12% (i)	0.11% (i)	N/A	2.80% (i)	4% (d)
12/31/2015 (f)	$ 9	0.12% (i)	0.12% (i)	N/A	2.71% (i)	26% (j)
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime 2045 Fund, the Great-West Lifetime Conservative 2050 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime 2055 Fund (each a Fund, collectively the Funds) are included herein. The inception date for the Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime 2050 Fund was April 28, 2016. Effective April 28, 2016, the Great-West Lifetime 2015 Fund I, Great-West Lifetime 2015 Fund III, Great-West Lifetime 2025 Fund I, Great-West Lifetime 2025 Fund III, Great-West Lifetime 2035 Fund I, Great-West Lifetime 2035 Fund III, Great-West Lifetime 2045 Fund I, Great-West Lifetime 2045 Fund III, Great-West Lifetime 2055 Fund I, and the Great-West Lifetime 2055 Fund III names changed to the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime 2015 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime 2055 Fund, respectively. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of each of the Great-West Lifetime Conservative 2015 Fund and Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. There are two risk profile options for each available year designated in the name of each Fund. The Lifetime Conservative series are generally expected to pursue a more conservative allocation strategy relative to the Lifetime series. The Lifetime series are generally expected to pursue a more aggressive allocation strategy relative to the Lifetime Conservative series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Class T, Class T1, Class L and Institutional Class shares. The Class L shares for Great-West Lifetime 2015 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund and Great-West Lifetime 2055 Fund were capitalized on April 22, 2016. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2016

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of June 30, 2016, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2016:
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime 2015 Fund
Beginning Balance, January 1, 2016	$13,036,072	$ 3,601,953
Total interest received	91,506	1,823,043
Purchases*	690,619	68,157,645
Sales	(1,936,601)	(4,433,001)
Ending Balance, June 30, 2016	$11,881,596	$69,149,640
	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime 2020 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	5	47
Purchases	2,090	85,250
Sales	—	(5,429)
Ending Balance, June 30, 2016	$2,095	$79,868

Semi-Annual Report - June 30, 2016

	Great-West Lifetime Conservative 2025 Fund	Great-West Lifetime 2025 Fund
Beginning Balance, January 1, 2016	$12,628,684	$ 2,609,698
Total interest received	91,149	1,224,368
Purchases*	878,713	53,515,425
Sales	(1,450,587)	(2,705,878)
Ending Balance, June 30, 2016	$12,147,959	$54,643,613
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime 2030 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	2	27
Purchases	954	50,493
Sales	—	(2,479)
Ending Balance, June 30, 2016	$956	$48,041
	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime 2035 Fund
Beginning Balance, January 1, 2016	$3,556,367	$ 370,035
Total interest received	25,637	154,066
Purchases*	345,437	10,214,209
Sales	(487,287)	(394,708)
Ending Balance, June 30, 2016	$3,440,154	$10,343,602
	Great-West Lifetime Conservative 2040 Fund	Great-West Lifetime 2040 Fund
Beginning Balance, January 1, 2016	$ —	$ —
Total interest received	1	13
Purchases	190	29,883
Sales	—	(6,008)
Ending Balance, June 30, 2016	$191	$23,888
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime 2045 Fund
Beginning Balance, January 1, 2016	$ 96,516	$ 7,785
Total interest received	706	2,344
Purchases*	13,550	236,077
Sales	(15,614)	(8,793)
Ending Balance, June 30, 2016	$ 95,158	$237,413
* Includes assets received as part of the Fund's reorganization.
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2016, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$138,108,603	$1,910,163	$(7,241,868)	$(5,331,705)
Great-West Lifetime 2015 Fund	1,027,452,488	23,989,739	(47,663,954)	(23,674,215)
Great-West Lifetime Conservative 2020 Fund	30,247	296	(118)	178
Great-West Lifetime 2020 Fund	1,594,951	11,368	(3,668)	7,700
Great-West Lifetime Conservative 2025 Fund	253,917,055	5,045,124	(13,962,254)	(8,917,130)
Great-West Lifetime 2025 Fund	1,755,359,688	61,048,709	(89,320,445)	(28,271,736)
Great-West Lifetime Conservative 2030 Fund	30,249	303	(140)	163
Great-West Lifetime 2030 Fund	2,835,703	24,478	(5,539)	18,939
Great-West Lifetime Conservative 2035 Fund	217,002,864	5,837,820	(13,353,720)	(7,515,900)
Great-West Lifetime 2035 Fund	1,485,334,775	66,965,541	(88,763,025)	(21,797,484)
Great-West Lifetime Conservative 2040 Fund	30,221	310	(161)	149
Great-West Lifetime 2040 Fund	9,900,683	100,910	(15,088)	85,822
Great-West Lifetime Conservative 2045 Fund	124,144,479	3,870,274	(8,453,489)	(4,583,215)
Great-West Lifetime 2045 Fund	817,120,687	33,564,943	(55,778,734)	(22,213,791)
Great-West Lifetime Conservative 2050 Fund	30,197	311	(171)	140
Great-West Lifetime 2050 Fund	694,980	6,813	(637)	6,176
Great-West Lifetime Conservative 2055 Fund	44,307,205	775,456	(3,450,398)	(2,674,942)
Great-West Lifetime 2055 Fund	277,858,403	8,353,529	(19,582,387)	(11,228,858)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Funds financial position or the results of its operations.

Semi-Annual Report - June 30, 2016

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Class T, Class T1 and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class T1 and Class L shares and for providing or arranging for the provision of services to Class T1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class T1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class T1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2016, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 1,801,218	$ 196,622	$ 137,899	$ (28,076)	$ 9,426	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	37,203	374,162	47,341	98,347	(9,589)	—	340,405
Great-West Bond Index Fund Institutional Class	1,867,960	20,516,827	1,402,610	3,821,038	9,048	218,183	18,866,396

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Federated Bond Fund Institutional Class	935,162	$10,079,974	$ 520,768	$1,713,530	$ (9,476)	$ 147,127	$ 9,258,103
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	152,078	1,498,305	163,734	420,722	(58,336)	9,520	1,383,912
Great-West International Index Fund Institutional Class	455,900	4,263,836	662,000	1,042,877	(104,945)	—	3,875,148
Great-West Life & Annuity Contract	11,881,596	13,036,072	690,619	1,936,601	—	91,506	11,881,596
Great-West Loomis Sayles Bond Fund Institutional Class	870,462	8,886,893	335,235	1,793,680	(236,517)	211,580	8,130,111
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	59,925	561,103	63,508	180,203	(43,036)	2,520	518,351
Great-West MFS International Growth Fund Institutional Class	108,338	964,441	131,996	232,728	(44,500)	—	877,533
Great-West MFS International Value Fund Institutional Class	216,838	2,351,525	229,807	513,417	13,041	—	2,164,047
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	375,597	1,801,447	286,156	463,729	2,258	7,136	3,324,033
Great-West Putnam Equity Income Fund Institutional Class	228,882	2,186,546	212,759	488,882	(59,753)	18,020	2,025,608
Great-West Putnam High Yield Bond Institutional Class	859,984	8,690,854	368,382	1,751,328	(159,807)	218,497	7,911,850
Great-West Real Estate Index Fund Institutional Class	285,213	3,237,036	396,570	724,688	139,600	54,949	3,026,103
Great-West S&P 500® Index Fund Institutional Class	771,764	7,976,757	719,210	1,320,195	182,674	95,314	7,385,776
Great-West S&P Mid Cap 400® Index Fund Institutional Class	345,132	3,406,798	348,495	849,641	(20,584)	23,852	3,157,958
Great-West S&P Small Cap 600® Index Fund Institutional Class	177,739	1,707,365	191,763	474,307	(69,949)	12,144	1,583,654
Great-West Short Duration Bond Fund Institutional Class	510,617	5,585,892	317,725	890,435	(18,446)	43,135	5,101,061
Great-West T. Rowe Price Equity Income Fund Institutional Class	235,182	2,187,359	250,528	642,606	(117,707)	29,813	2,022,567
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	165,918	1,545,265	153,353	356,077	(52,526)	—	1,421,919
Great-West Templeton Global Bond Fund Institutional Class	642,085	6,121,516	370,545	886,219	(159,840)	74,535	5,643,927
					$(846,466)	$1,267,257	$99,900,058
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,207,566	$ 119,819	$ 64,295	$ (15,283)	$ 6,385	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	451,990	245,413	207,956	358,394	(12,915)	—	4,135,713
Great-West Bond Index Fund Institutional Class	10,849,106	5,679,022	4,278,595	8,102,706	(8,864)	656,028	109,575,973

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Federated Bond Fund Institutional Class	5,426,626	$2,782,792	$ 2,118,707	$4,078,098	$ (93,808)	$ 466,068	$ 53,723,593
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,876,928	1,010,826	772,213	1,725,041	(247,957)	118,359	17,080,044
Great-West International Index Fund Institutional Class	5,567,536	2,782,655	3,257,317	3,645,274	(75,915)	—	47,324,058
Great-West Life & Annuity Contract	69,149,640	3,601,953	68,157,645	4,433,001	—	1,823,043	69,149,640
Great-West Loomis Sayles Bond Fund Institutional Class	5,071,671	2,481,493	2,371,604	3,865,659	(359,575)	1,235,733	47,369,410
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	729,365	381,035	323,890	726,829	(107,432)	30,925	6,309,005
Great-West MFS International Growth Fund Institutional Class	1,313,830	647,318	676,311	814,514	(97,267)	—	10,642,024
Great-West MFS International Value Fund Institutional Class	2,649,983	1,530,421	1,194,490	1,965,659	98,747	—	26,446,831
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	4,613,223	1,220,516	2,006,805	2,220,236	(203,177)	88,131	40,827,020
Great-West Putnam Equity Income Fund Institutional Class	2,823,865	1,465,866	1,190,379	1,923,408	(67,137)	223,789	24,991,206
Great-West Putnam High Yield Bond Institutional Class	5,011,787	2,426,720	2,423,620	3,804,940	(213,663)	1,274,877	46,108,443
Great-West Real Estate Index Fund Institutional Class	2,156,662	1,254,119	957,449	1,893,047	244,442	418,360	22,882,182
Great-West S&P 500® Index Fund Institutional Class	9,493,134	5,275,602	4,671,363	5,646,943	550,743	1,179,534	90,849,289
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,244,796	2,304,607	1,847,731	3,160,616	349,527	295,335	38,839,885
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,174,171	1,169,765	977,319	1,787,865	15,179	149,553	19,371,865
Great-West Short Duration Bond Fund Institutional Class	2,975,826	1,544,650	1,157,696	2,015,233	(19,379)	136,917	29,728,503
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,894,665	1,510,348	1,395,477	2,186,956	(162,528)	369,940	24,894,120
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,034,625	1,099,229	721,782	1,536,739	(120,770)	—	17,436,740
Great-West Templeton Global Bond Fund Institutional Class	3,736,088	1,691,526	1,674,845	1,919,538	(296,206)	435,846	32,840,217
					$(843,238)	$8,908,823	$780,525,761
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	10	$—	$ 94	$ —	$—	$ —	$ 91
Great-West Bond Index Fund Institutional Class	448	—	4,478	11	—	26	4,524
Great-West Federated Bond Fund Institutional Class	224	—	2,202	2	—	18	2,218

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	41	$—	$ 369	$ 2	$—	$ 3	$ 369
Great-West International Index Fund Institutional Class	128	—	1,120	—	—	—	1,088
Great-West Life & Annuity Contract	2,095	—	2,090	—	—	5	2,095
Great-West Loomis Sayles Bond Fund Institutional Class	207	—	1,958	6	—	50	1,931
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	17	—	148	2	—	1	148
Great-West MFS International Growth Fund Institutional Class	30	—	251	—	—	—	244
Great-West MFS International Value Fund Institutional Class	61	—	603	3	—	—	611
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	100	—	880	—	—	2	886
Great-West Putnam Equity Income Fund Institutional Class	61	—	540	—	—	5	542
Great-West Putnam High Yield Bond Institutional Class	198	—	1,859	14	—	50	1,825
Great-West Real Estate Index Fund Institutional Class	65	—	666	20	—	12	688
Great-West S&P 500® Index Fund Institutional Class	206	—	1,970	8	—	26	1,975
Great-West S&P Mid Cap 400® Index Fund Institutional Class	92	—	840	14	—	6	842
Great-West S&P Small Cap 600® Index Fund Institutional Class	51	—	459	8	—	3	458
Great-West Short Duration Bond Fund Institutional Class	90	—	898	—	—	4	900
Great-West T. Rowe Price Equity Income Fund Institutional Class	62	—	542	2	—	8	538
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	44	—	375	5	—	—	377
Great-West Templeton Global Bond Fund Institutional Class	147	—	1,309	—	—	17	1,288
					$ 0	$236	$23,638
Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	821	$—	$ 8,164	$ 569	$—	$ —	$ 7,507
Great-West Bond Index Fund Institutional Class	17,036	—	183,513	11,291	—	971	172,066
Great-West Federated Bond Fund Institutional Class	8,536	—	90,216	5,548	—	695	84,505
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,372	—	32,716	2,206	—	213	30,686

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West International Index Fund Institutional Class	10,675	$—	$ 97,892	$ 8,659	$—	$ —	$ 90,734
Great-West Life & Annuity Contract	79,868	—	85,250	5,429	—	47	79,868
Great-West Loomis Sayles Bond Fund Institutional Class	7,871	—	79,773	5,120	—	1,915	73,517
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,437	—	13,302	888	—	61	12,432
Great-West MFS International Growth Fund Institutional Class	2,524	—	22,051	1,909	—	—	20,447
Great-West MFS International Value Fund Institutional Class	5,085	—	53,586	4,364	—	—	50,747
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,307	—	77,974	4,298	—	159	73,516
Great-West Putnam Equity Income Fund Institutional Class	5,099	—	47,900	3,045	—	404	45,122
Great-West Putnam High Yield Bond Institutional Class	7,554	—	75,573	4,989	—	1,922	69,497
Great-West Real Estate Index Fund Institutional Class	3,405	—	37,660	2,394	—	648	36,132
Great-West S&P 500® Index Fund Institutional Class	17,121	—	174,761	10,481	—	2,126	163,848
Great-West S&P Mid Cap 400® Index Fund Institutional Class	7,649	—	74,597	5,011	—	532	69,986
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,306	—	41,070	2,719	—	296	38,364
Great-West Short Duration Bond Fund Institutional Class	3,438	—	36,739	2,328	—	150	34,343
Great-West T. Rowe Price Equity Income Fund Institutional Class	5,218	—	48,255	3,201	—	667	44,876
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,660	—	33,390	2,211	—	—	31,365
Great-West Templeton Global Bond Fund Institutional Class	5,570	—	51,944	3,552	—	646	48,955
					$ 0	$11,452	$1,278,513
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 4,359,541	$ 463,795	$ 188,415	$ (34,559)	$ 23,334	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	94,136	912,356	95,781	176,854	(11,066)	—	861,343
Great-West Bond Index Fund Institutional Class	3,596,909	37,528,386	2,985,142	5,723,478	(81,437)	417,265	36,328,781
Great-West Federated Bond Fund Institutional Class	1,802,817	18,441,640	1,207,182	2,592,131	(106,510)	281,867	17,847,883
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	387,034	3,653,775	299,803	775,412	(130,091)	24,602	3,522,013

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West International Index Fund Institutional Class	1,281,993	$11,568,594	$1,389,694	$1,750,150	$ (19,404)	$ —	$ 10,896,940
Great-West Life & Annuity Contract	12,147,959	12,628,684	878,713	1,450,587	—	91,149	12,147,959
Great-West Loomis Sayles Bond Fund Institutional Class	1,656,841	16,011,298	674,634	2,391,727	(316,236)	405,239	15,474,896
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	177,358	1,597,642	143,496	394,566	(96,239)	7,586	1,534,147
Great-West MFS International Growth Fund Institutional Class	304,400	2,612,037	274,849	380,781	(47,353)	—	2,465,640
Great-West MFS International Value Fund Institutional Class	613,252	6,375,046	433,370	900,354	86,044	—	6,120,255
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	952,950	4,361,098	598,942	742,023	2,866	18,316	8,433,608
Great-West Putnam Equity Income Fund Institutional Class	582,541	5,322,278	417,807	714,593	10,920	46,501	5,155,485
Great-West Putnam High Yield Bond Institutional Class	1,556,587	14,882,871	652,492	2,172,061	(170,369)	397,664	14,320,601
Great-West Real Estate Index Fund Institutional Class	503,471	5,436,610	602,111	981,748	167,826	97,586	5,341,824
Great-West S&P 500® Index Fund Institutional Class	1,958,849	19,330,821	1,385,178	1,839,902	613,983	245,059	18,746,188
Great-West S&P Mid Cap 400® Index Fund Institutional Class	875,546	8,283,265	644,772	1,335,276	163,696	61,372	8,011,245
Great-West S&P Small Cap 600® Index Fund Institutional Class	534,250	4,936,703	461,313	961,740	(56,301)	37,044	4,760,167
Great-West Short Duration Bond Fund Institutional Class	521,175	5,401,475	391,047	670,406	(15,103)	43,734	5,206,542
Great-West T. Rowe Price Equity Income Fund Institutional Class	596,414	5,325,901	496,504	1,049,824	(85,634)	76,878	5,129,157
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	418,304	3,746,337	280,594	578,765	(65,539)	—	3,584,869
Great-West Templeton Global Bond Fund Institutional Class	1,121,834	10,137,225	729,287	975,753	(175,633)	131,275	9,860,920
					$(366,139)	$2,406,471	$195,750,463
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,849,877	$ 307,327	$ 47,178	$ (10,185)	$ 15,608	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	1,034,951	592,692	221,115	547,321	(26,888)	—	9,469,799
Great-West Bond Index Fund Institutional Class	16,192,850	7,764,446	5,864,790	9,531,825	141,652	982,300	163,547,789
Great-West Federated Bond Fund Institutional Class	8,111,187	3,819,895	2,901,954	4,807,345	7,405	698,598	80,300,748
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,235,563	2,396,672	881,413	2,615,329	(366,848)	267,794	38,543,625

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West International Index Fund Institutional Class	14,152,747	$ 7,522,837	$ 4,761,004	$5,392,018	$ (516,440)	$ —	$ 120,298,348
Great-West Life & Annuity Contract	54,643,613	2,609,698	53,515,425	2,705,878	—	1,224,368	54,643,613
Great-West Loomis Sayles Bond Fund Institutional Class	7,451,339	3,314,676	3,359,804	4,667,327	(449,150)	1,818,682	69,595,503
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,971,953	1,069,837	455,927	1,279,319	(136,269)	83,841	17,057,396
Great-West MFS International Growth Fund Institutional Class	3,333,064	1,712,418	1,027,500	1,160,506	(184,600)	—	26,997,821
Great-West MFS International Value Fund Institutional Class	6,755,556	4,140,992	1,361,607	2,941,251	125,895	—	67,420,449
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,436,982	2,865,331	3,107,363	2,942,122	(83,227)	199,776	92,367,293
Great-West Putnam Equity Income Fund Institutional Class	6,388,258	3,474,592	1,445,970	2,898,498	(291,635)	507,446	56,536,080
Great-West Putnam High Yield Bond Institutional Class	7,011,265	3,083,401	3,153,198	4,342,557	(282,268)	1,786,675	64,503,639
Great-West Real Estate Index Fund Institutional Class	3,535,167	2,087,155	1,505,421	2,773,190	332,356	685,612	37,508,117
Great-West S&P 500® Index Fund Institutional Class	21,481,193	12,581,582	6,418,251	8,755,208	81,007	2,675,097	205,575,014
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,608,995	5,431,753	2,128,415	5,107,144	275,652	670,241	87,922,305
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,873,785	3,262,302	1,578,303	3,433,518	35,434	404,991	52,335,427
Great-West Short Duration Bond Fund Institutional Class	2,343,043	1,121,067	830,081	1,251,826	(8,124)	108,123	23,406,999
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,547,527	3,534,702	1,913,530	3,368,216	(340,410)	839,026	56,308,736
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,605,088	2,524,390	785,171	2,228,721	(122,237)	—	39,465,601
Great-West Templeton Global Bond Fund Institutional Class	5,052,546	2,092,904	2,301,194	2,021,967	(331,560)	590,829	44,411,878
					$(2,150,440)	$13,559,007	$1,408,216,180
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	14	$—	$ 131	$ —	$—	$ —	$ 127
Great-West Bond Index Fund Institutional Class	414	—	4,137	9	—	24	4,181
Great-West Federated Bond Fund Institutional Class	207	—	2,033	—	—	17	2,049
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	58	—	526	3	—	4	527
Great-West International Index Fund Institutional Class	204	—	1,782	—	—	—	1,731

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Life & Annuity Contract	956	$—	$ 954	$ —	$—	$ 2	$ 956
Great-West Loomis Sayles Bond Fund Institutional Class	188	—	1,783	5	—	46	1,758
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	29	—	250	3	—	1	250
Great-West MFS International Growth Fund Institutional Class	48	—	401	—	—	—	390
Great-West MFS International Value Fund Institutional Class	97	—	960	5	—	—	973
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	142	—	1,248	1	—	3	1,256
Great-West Putnam Equity Income Fund Institutional Class	87	—	771	—	—	7	774
Great-West Putnam High Yield Bond Institutional Class	173	—	1,625	11	—	44	1,596
Great-West Real Estate Index Fund Institutional Class	62	—	633	19	—	12	653
Great-West S&P 500® Index Fund Institutional Class	294	—	2,803	10	—	36	2,811
Great-West S&P Mid Cap 400® Index Fund Institutional Class	131	—	1,194	19	—	9	1,197
Great-West S&P Small Cap 600® Index Fund Institutional Class	87	—	774	13	—	6	773
Great-West Short Duration Bond Fund Institutional Class	41	—	408	—	—	2	409
Great-West T. Rowe Price Equity Income Fund Institutional Class	89	—	773	2	—	11	768
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	63	—	534	6	—	—	536
Great-West Templeton Global Bond Fund Institutional Class	125	—	1,112	—	—	14	1,095
					$ 0	$238	$24,810
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	1,988	$—	$ 19,401	$ 993	$—	$ —	$ 18,194
Great-West Bond Index Fund Institutional Class	20,800	—	220,397	10,146	—	1,184	210,074
Great-West Federated Bond Fund Institutional Class	10,401	—	108,239	5,077	—	847	102,966
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	8,065	—	77,049	4,072	—	509	73,394
Great-West International Index Fund Institutional Class	28,416	—	258,017	20,459	—	—	241,534
Great-West Life & Annuity Contract	48,041	—	50,493	2,479	—	27	48,041
Great-West Loomis Sayles Bond Fund Institutional Class	9,427	—	94,303	4,889	—	2,294	88,048

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,076	$—	$ 36,972	$ 1,768	$—	$ 173	$ 35,253
Great-West MFS International Growth Fund Institutional Class	6,732	—	58,126	4,402	—	—	54,532
Great-West MFS International Value Fund Institutional Class	13,519	—	141,094	10,224	—	—	134,919
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	19,844	—	183,447	7,441	—	380	175,618
Great-West Putnam Equity Income Fund Institutional Class	12,162	—	112,714	5,711	—	965	107,637
Great-West Putnam High Yield Bond Institutional Class	8,681	—	85,658	4,532	—	2,208	79,866
Great-West Real Estate Index Fund Institutional Class	5,786	—	63,081	3,163	—	1,099	61,385
Great-West S&P 500® Index Fund Institutional Class	40,844	—	410,964	19,033	—	5,077	390,879
Great-West S&P Mid Cap 400® Index Fund Institutional Class	18,304	—	175,118	8,586	—	1,275	167,485
Great-West S&P Small Cap 600® Index Fund Institutional Class	12,145	—	113,566	5,382	—	836	108,215
Great-West Short Duration Bond Fund Institutional Class	2,065	—	21,734	1,061	—	90	20,632
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,461	—	113,447	5,848	—	1,595	107,167
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	8,752	—	78,318	3,755	—	—	75,002
Great-West Templeton Global Bond Fund Institutional Class	6,186	—	57,053	3,301	—	717	54,373
					$ 0	$19,276	$2,355,214
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 5,380,568	$ 525,627	$ 133,507	$ (11,843)	$ 28,726	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	116,699	1,118,869	78,013	159,133	(7,734)	—	1,067,795
Great-West Bond Index Fund Institutional Class	2,377,875	24,628,965	2,587,825	4,150,126	3,738	274,829	24,016,532
Great-West Federated Bond Fund Institutional Class	1,188,245	12,080,491	1,097,362	1,900,254	(37,766)	185,129	11,763,627
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	480,248	4,500,268	277,212	828,738	(160,689)	30,316	4,370,259
Great-West International Index Fund Institutional Class	1,789,297	15,919,515	1,454,861	1,572,684	126,484	—	15,209,026
Great-West Life & Annuity Contract	3,440,154	3,556,367	345,437	487,287	—	25,637	3,440,154
Great-West Loomis Sayles Bond Fund Institutional Class	1,078,169	10,388,480	614,806	1,725,192	(232,907)	262,348	10,070,102

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	260,186	$ 2,325,178	$ 159,683	$ 442,214	$ (75,927)	$ 11,040	$ 2,250,612
Great-West MFS International Growth Fund Institutional Class	424,098	3,593,193	294,534	361,127	(31,758)	—	3,435,196
Great-West MFS International Value Fund Institutional Class	852,267	8,765,003	466,550	911,508	220,401	—	8,505,622
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	1,182,456	5,384,725	686,521	920,763	(87,444)	22,607	10,464,739
Great-West Putnam Equity Income Fund Institutional Class	723,640	6,562,196	339,440	599,888	66,424	57,386	6,404,216
Great-West Putnam High Yield Bond Institutional Class	976,016	9,309,125	553,947	1,519,475	(146,399)	248,247	8,979,344
Great-West Real Estate Index Fund Institutional Class	410,960	4,362,814	417,985	662,572	120,120	78,641	4,360,280
Great-West S&P 500® Index Fund Institutional Class	2,438,676	23,891,280	1,309,184	1,845,852	602,849	303,076	23,338,129
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,089,633	10,228,401	588,798	1,266,300	294,392	75,829	9,970,141
Great-West S&P Small Cap 600® Index Fund Institutional Class	780,871	7,152,694	483,396	1,000,191	63,522	53,731	6,957,565
Great-West Short Duration Bond Fund Institutional Class	148,470	1,530,342	153,713	223,402	(2,922)	12,423	1,483,219
Great-West T. Rowe Price Equity Income Fund Institutional Class	740,979	6,570,449	435,084	970,927	(9,866)	94,787	6,372,423
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	520,769	4,637,384	298,091	547,006	13,452	—	4,462,990
Great-West Templeton Global Bond Fund Institutional Class	691,811	6,201,372	539,400	654,329	(121,321)	80,390	6,081,022
					$ 584,806	$1,845,142	$173,002,993
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 2,785,512	$ 373,660	$ 103,364	$ (21,371)	$ 15,308	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	1,109,645	584,040	200,431	470,949	(28,776)	—	10,153,248
Great-West Bond Index Fund Institutional Class	7,153,628	2,544,275	3,029,631	3,310,332	58,898	430,795	72,251,646
Great-West Federated Bond Fund Institutional Class	3,582,269	1,249,203	1,501,079	1,680,066	4,482	306,574	35,464,463
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,588,856	2,335,148	827,444	2,187,360	(302,728)	290,634	41,758,588
Great-West International Index Fund Institutional Class	17,044,232	8,245,452	4,904,087	4,280,991	(513,325)	—	144,875,974
Great-West Life & Annuity Contract	10,343,602	370,035	10,214,209	394,708	—	154,066	10,343,602
Great-West Loomis Sayles Bond Fund Institutional Class	3,260,843	1,072,049	1,715,509	1,716,903	(155,800)	796,298	30,456,271

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,494,873	$ 1,207,208	$ 433,328	$1,259,040	$ (155,088)	$ 106,282	$ 21,580,654
Great-West MFS International Growth Fund Institutional Class	4,031,820	1,856,834	1,115,224	892,384	(160,798)	—	32,657,740
Great-West MFS International Value Fund Institutional Class	8,134,967	4,537,917	1,220,527	2,505,921	52,540	—	81,186,974
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	11,257,729	2,790,566	3,663,336	2,398,358	(85,703)	215,876	99,630,900
Great-West Putnam Equity Income Fund Institutional Class	6,913,926	3,407,586	1,335,709	2,292,628	(300,289)	550,206	61,188,245
Great-West Putnam High Yield Bond Institutional Class	2,955,228	957,735	1,522,677	1,535,790	(102,513)	753,728	27,188,094
Great-West Real Estate Index Fund Institutional Class	2,855,365	1,555,471	1,324,206	1,885,639	209,359	552,275	30,295,418
Great-West S&P 500® Index Fund Institutional Class	23,213,201	12,394,755	6,541,178	6,699,176	244,279	2,895,186	222,150,330
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,384,172	5,302,550	1,834,749	4,386,607	21,740	725,148	95,015,177
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,445,673	3,714,929	1,746,317	3,648,646	(90,327)	514,094	66,340,950
Great-West Short Duration Bond Fund Institutional Class	452,920	154,185	194,024	187,239	(1,268)	20,766	4,524,674
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,082,895	3,417,879	1,843,312	2,828,332	(419,480)	909,235	60,912,900
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,970,563	2,416,078	634,160	1,779,750	(159,687)	—	42,597,724
Great-West Templeton Global Bond Fund Institutional Class	2,095,645	638,806	1,122,094	636,950	(95,797)	245,045	18,420,722
					$(2,001,652)	$9,481,516	$1,208,994,294
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	19	$—	$ 183	$ —	$—	$ —	$ 177
Great-West Bond Index Fund Institutional Class	265	—	2,649	5	—	15	2,678
Great-West Federated Bond Fund Institutional Class	133	—	1,304	—	—	11	1,314
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	80	—	725	4	—	5	727
Great-West International Index Fund Institutional Class	313	—	2,737	—	—	—	2,659
Great-West Life & Annuity Contract	191	—	190	—	—	1	191
Great-West Loomis Sayles Bond Fund Institutional Class	120	—	1,136	3	—	29	1,121

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	47	$—	$ 404	$ 5	$—	$ 2	$ 404
Great-West MFS International Growth Fund Institutional Class	74	—	616	—	—	—	598
Great-West MFS International Value Fund Institutional Class	150	—	1,476	8	—	—	1,495
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	197	—	1,730	—	—	4	1,742
Great-West Putnam Equity Income Fund Institutional Class	120	—	1,062	—	—	9	1,067
Great-West Putnam High Yield Bond Institutional Class	107	—	1,002	7	—	27	984
Great-West Real Estate Index Fund Institutional Class	59	—	602	18	—	11	622
Great-West S&P 500® Index Fund Institutional Class	405	—	3,863	14	—	50	3,875
Great-West S&P Mid Cap 400® Index Fund Institutional Class	181	—	1,650	26	—	13	1,655
Great-West S&P Small Cap 600® Index Fund Institutional Class	139	—	1,246	21	—	10	1,243
Great-West Short Duration Bond Fund Institutional Class	8	—	82	—	—	—	82
Great-West T. Rowe Price Equity Income Fund Institutional Class	123	—	1,066	2	—	16	1,059
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	86	—	738	9	—	—	741
Great-West Templeton Global Bond Fund Institutional Class	76	—	678	—	—	9	668
					$ 0	$212	$25,102
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	7,939	$—	$ 90,863	$ 17,359	$—	$ —	$ 72,641
Great-West Bond Index Fund Institutional Class	33,434	—	421,581	83,631	—	1,934	337,686
Great-West Federated Bond Fund Institutional Class	16,739	—	207,002	40,972	—	1,382	165,719
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	32,600	—	366,333	71,316	—	2,063	296,660
Great-West International Index Fund Institutional Class	127,119	—	1,355,587	292,912	—	—	1,080,513
Great-West Life & Annuity Contract	23,888	—	29,883	6,008	—	13	23,888
Great-West Loomis Sayles Bond Fund Institutional Class	15,124	—	178,228	34,763	—	3,705	141,261
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	19,109	—	203,674	38,604	—	812	165,294

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West MFS International Growth Fund Institutional Class	30,084	$—	$ 305,065	$ 65,007	$—	$ —	$ 243,679
Great-West MFS International Value Fund Institutional Class	60,493	—	742,109	156,525	—	—	603,720
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	80,220	—	875,286	163,756	—	1,541	709,945
Great-West Putnam Equity Income Fund Institutional Class	49,094	—	535,034	103,055	—	3,900	434,484
Great-West Putnam High Yield Bond Institutional Class	13,484	—	156,633	30,610	—	3,451	124,054
Great-West Real Estate Index Fund Institutional Class	19,255	—	248,034	48,614	—	3,691	204,296
Great-West S&P 500® Index Fund Institutional Class	165,365	—	1,955,263	368,331	—	20,585	1,582,543
Great-West S&P Mid Cap 400® Index Fund Institutional Class	73,868	—	830,709	158,608	—	5,152	675,892
Great-West S&P Small Cap 600® Index Fund Institutional Class	57,092	—	626,782	118,202	—	3,937	508,685
Great-West Short Duration Bond Fund Institutional Class	999	—	12,498	2,501	—	45	9,977
Great-West T. Rowe Price Equity Income Fund Institutional Class	50,213	—	536,938	103,324	—	6,437	431,827
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	35,354	—	372,170	70,929	—	—	302,985
Great-West Templeton Global Bond Fund Institutional Class	9,509	—	103,561	20,923	—	1,110	83,581
					$ 0	$59,758	$8,199,330
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 3,670,218	$ 344,578	$ 102,397	$ (6,765)	$ 19,526	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	82,151	768,034	63,537	100,455	(4,592)	—	751,686
Great-West Bond Index Fund Institutional Class	830,058	8,432,128	1,203,339	1,564,299	17,404	95,587	8,383,590
Great-West Federated Bond Fund Institutional Class	416,061	4,147,981	535,160	721,444	(1,452)	64,600	4,119,002
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	336,405	3,081,437	197,367	492,462	(93,244)	21,222	3,061,288
Great-West International Index Fund Institutional Class	1,392,816	12,024,468	1,343,918	1,061,351	121,535	—	11,838,932
Great-West Life & Annuity Contract	95,158	96,516	13,550	15,614	—	706	95,158
Great-West Loomis Sayles Bond Fund Institutional Class	374,570	3,537,871	323,120	643,642	(89,334)	91,197	3,498,488
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	210,918	1,845,549	132,948	286,145	(26,139)	8,934	1,824,436

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West MFS International Growth Fund Institutional Class	328,146	$ 2,706,587	$ 272,667	$ 246,723	$ (17,913)	$ —	$ 2,657,983
Great-West MFS International Value Fund Institutional Class	659,974	6,618,735	372,891	566,230	149,673	—	6,586,539
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	822,682	3,675,466	668,849	643,215	(39,198)	15,746	7,280,737
Great-West Putnam Equity Income Fund Institutional Class	505,066	4,484,661	241,858	309,467	64,894	40,085	4,469,838
Great-West Putnam High Yield Bond Institutional Class	330,250	3,085,814	276,626	543,019	(55,717)	84,010	3,038,301
Great-West Real Estate Index Fund Institutional Class	220,498	2,301,671	256,746	349,837	61,804	42,424	2,339,478
Great-West S&P 500® Index Fund Institutional Class	1,697,382	16,274,864	1,092,128	1,087,796	442,420	211,135	16,243,948
Great-West S&P Mid Cap 400® Index Fund Institutional Class	760,073	6,982,307	372,846	706,499	186,919	52,870	6,954,666
Great-West S&P Small Cap 600® Index Fund Institutional Class	629,846	5,654,113	409,912	667,620	93,582	43,281	5,611,926
Great-West Short Duration Bond Fund Institutional Class	3,579	36,200	5,108	6,054	(24)	298	35,750
Great-West T. Rowe Price Equity Income Fund Institutional Class	518,872	4,499,748	275,738	547,068	(9,080)	66,272	4,462,301
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	362,797	3,172,318	276,062	400,717	1,760	—	3,109,173
Great-West Templeton Global Bond Fund Institutional Class	231,278	2,033,039	289,671	305,635	(58,519)	26,928	2,032,930
					$738,014	$884,821	$98,396,150
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,402,803	$ 242,544	$ 31,068	$ (7,268)	$ 8,145	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	629,009	293,894	176,792	215,416	(14,339)	—	5,755,431
Great-West Bond Index Fund Institutional Class	2,205,600	746,296	1,229,722	992,413	16,238	132,644	22,276,554
Great-West Federated Bond Fund Institutional Class	1,100,691	365,438	589,216	495,078	(272)	94,104	10,896,841
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,579,042	1,176,935	680,900	973,910	(133,145)	163,191	23,469,279
Great-West International Index Fund Institutional Class	10,681,553	4,596,101	4,489,207	2,136,971	(270,924)	—	90,793,198
Great-West Life & Annuity Contract	237,413	7,785	236,077	8,793	—	2,344	237,413
Great-West Loomis Sayles Bond Fund Institutional Class	995,131	310,957	597,931	476,964	(44,861)	242,986	9,294,527
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,620,539	709,491	414,985	684,966	(91,977)	68,983	14,017,667

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West MFS International Growth Fund Institutional Class	2,517,091	$1,037,004	$1,011,604	$ 445,392	$ (81,710)	$ —	$ 20,388,436
Great-West MFS International Value Fund Institutional Class	5,083,620	2,531,105	1,320,070	1,164,793	28,940	—	50,734,525
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	6,325,662	1,406,821	2,673,670	996,718	(44,248)	121,244	55,982,106
Great-West Putnam Equity Income Fund Institutional Class	3,886,936	1,711,844	1,062,014	957,444	(131,210)	309,235	34,399,383
Great-West Putnam High Yield Bond Institutional Class	879,403	272,562	521,914	422,452	(28,475)	224,225	8,090,508
Great-West Real Estate Index Fund Institutional Class	1,462,416	743,064	939,083	987,727	120,685	283,288	15,516,236
Great-West S&P 500® Index Fund Institutional Class	13,098,148	6,218,994	4,888,646	2,691,309	115,765	1,632,882	125,349,278
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,839,417	2,665,339	1,452,962	1,991,949	(112,340)	407,439	53,430,662
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,837,349	2,163,240	1,561,974	1,997,300	(82,262)	333,792	43,100,781
Great-West Short Duration Bond Fund Institutional Class	7,934	3,886	3,256	3,281	6	365	79,264
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,990,857	1,725,846	1,337,946	1,189,309	(193,285)	511,012	34,321,373
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,791,828	1,232,343	552,958	760,933	(89,400)	—	23,925,967
Great-West Templeton Global Bond Fund Institutional Class	618,278	178,540	403,580	195,451	(28,882)	72,354	5,434,667
					$(1,072,964)	$4,608,233	$647,494,096
(a) Includes assets received as part of the Fund's reorganization.
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	21	$—	$ 195	$ —	$—	$ —	$ 189
Great-West Bond Index Fund Institutional Class	178	—	1,777	4	—	10	1,796
Great-West Federated Bond Fund Institutional Class	89	—	874	1	—	7	881
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	86	—	779	4	—	5	781
Great-West International Index Fund Institutional Class	372	—	3,253	—	—	—	3,161
Great-West Loomis Sayles Bond Fund Institutional Class	80	—	758	2	—	20	747
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	57	—	497	6	—	2	497
Great-West MFS International Growth Fund Institutional Class	88	—	732	—	—	—	711

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West MFS International Value Fund Institutional Class	178	$—	$1,755	$10	$—	$ —	$ 1,777
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	211	—	1,856	1	—	4	1,868
Great-West Putnam Equity Income Fund Institutional Class	129	—	1,140	—	—	10	1,146
Great-West Putnam High Yield Bond Institutional Class	71	—	660	5	—	18	648
Great-West Real Estate Index Fund Institutional Class	55	—	569	17	—	11	587
Great-West S&P 500® Index Fund Institutional Class	436	—	4,158	16	—	54	4,169
Great-West S&P Mid Cap 400® Index Fund Institutional Class	194	—	1,772	29	—	14	1,776
Great-West S&P Small Cap 600® Index Fund Institutional Class	172	—	1,536	26	—	12	1,532
Great-West T. Rowe Price Equity Income Fund Institutional Class	132	—	1,145	3	—	17	1,137
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	93	—	792	10	—	—	795
Great-West Templeton Global Bond Fund Institutional Class	52	—	465	—	—	6	458
					$ 0	$190	$24,656
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Ariel Mid Cap Value Fund Institutional Class	546	$—	$ 5,207	$ 144	$—	$ —	$ 4,997
Great-West Bond Index Fund Institutional Class	1,836	—	19,074	558	—	104	18,544
Great-West Federated Bond Fund Institutional Class	920	—	9,389	282	—	75	9,110
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,217	—	20,758	636	—	139	20,171
Great-West International Index Fund Institutional Class	9,656	—	85,736	4,353	—	—	82,075
Great-West Loomis Sayles Bond Fund Institutional Class	822	—	8,064	253	—	200	7,677
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,489	—	13,201	358	—	63	12,881
Great-West MFS International Growth Fund Institutional Class	2,281	—	19,259	922	—	—	18,476
Great-West MFS International Value Fund Institutional Class	4,564	—	46,568	2,193	—	—	45,545
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,447	—	49,370	1,484	—	104	48,204

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Putnam Equity Income Fund Institutional Class	3,326	$—	$ 30,231	$ 957	$—	$ 264	$ 29,439
Great-West Putnam High Yield Bond Institutional Class	726	—	7,024	220	—	185	6,677
Great-West Real Estate Index Fund Institutional Class	1,280	—	13,686	440	—	243	13,581
Great-West S&P 500® Index Fund Institutional Class	11,172	—	110,229	3,351	—	1,390	106,915
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,017	—	47,003	1,324	—	348	45,907
Great-West S&P Small Cap 600® Index Fund Institutional Class	4,466	—	40,685	1,009	—	306	39,795
Great-West T. Rowe Price Equity Income Fund Institutional Class	3,417	—	30,502	927	—	435	29,391
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,406	—	21,048	596	—	—	20,622
Great-West Templeton Global Bond Fund Institutional Class	531	—	4,812	171	—	62	4,671
					$ 0	$3,918	$564,678
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$1,220,569	$142,337	$ 49,909	$ (7,365)	$ 6,569	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	28,338	254,258	33,290	36,848	(3,328)	—	259,289
Great-West Bond Index Fund Institutional Class	225,667	2,217,433	499,574	515,176	11,270	25,996	2,279,240
Great-West Federated Bond Fund Institutional Class	112,986	1,088,439	228,852	242,327	(1,766)	17,564	1,118,560
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	115,838	1,021,784	101,301	159,284	(28,615)	7,421	1,054,126
Great-West International Index Fund Institutional Class	530,967	4,414,778	800,745	598,296	(26,575)	—	4,513,217
Great-West Loomis Sayles Bond Fund Institutional Class	101,746	925,748	153,417	207,302	(27,754)	25,151	950,307
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	83,286	699,518	75,990	124,785	(28,534)	3,581	720,421
Great-West MFS International Growth Fund Institutional Class	125,200	992,372	174,641	137,892	(19,628)	—	1,014,119
Great-West MFS International Value Fund Institutional Class	251,191	2,433,030	269,485	291,984	20,410	—	2,506,889
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	284,351	1,220,956	323,813	240,116	(19,921)	5,519	2,516,502
Great-West Putnam Equity Income Fund Institutional Class	173,853	1,488,603	155,219	144,267	1,192	14,018	1,538,603
Great-West Putnam High Yield Bond Institutional Class	90,100	809,541	125,754	169,850	(20,455)	23,235	828,920

Semi-Annual Report - June 30, 2016

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West Real Estate Index Fund Institutional Class	71,739	$ 736,486	$136,595	$149,120	$ 27,444	$ 14,218	$ 761,152
Great-West S&P 500® Index Fund Institutional Class	583,602	5,397,478	626,420	437,919	137,747	73,793	5,585,072
Great-West S&P Mid Cap 400® Index Fund Institutional Class	261,992	2,316,839	210,792	264,688	33,202	18,541	2,397,224
Great-West S&P Small Cap 600® Index Fund Institutional Class	248,338	2,137,551	261,507	329,146	(21,512)	17,361	2,212,696
Great-West T. Rowe Price Equity Income Fund Institutional Class	178,838	1,490,346	162,274	213,942	(23,481)	23,190	1,538,007
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	125,857	1,058,289	124,080	141,900	(16,480)	—	1,078,597
Great-West Templeton Global Bond Fund Institutional Class	69,362	592,228	134,922	123,232	(18,517)	8,218	609,695
					$ (32,666)	$284,375	$33,482,636
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West American Century Growth Fund Institutional Class	—	$ 352,946	$ 86,118	$ 4,645	$ (788)	$ 2,157	$ —
Great-West Ariel Mid Cap Value Fund Institutional Class	200,263	73,066	97,796	43,301	(3,164)	—	1,832,406
Great-West Bond Index Fund Institutional Class	659,923	183,839	463,419	236,972	3,345	39,441	6,665,220
Great-West Federated Bond Fund Institutional Class	331,125	90,899	223,497	115,955	(906)	28,149	3,278,140
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	817,968	295,575	318,101	158,837	(24,422)	51,716	7,443,508
Great-West International Index Fund Institutional Class	3,755,052	1,271,134	2,828,011	953,526	(89,542)	—	31,917,946
Great-West Loomis Sayles Bond Fund Institutional Class	296,402	77,458	207,750	95,233	(8,966)	72,352	2,768,395
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	587,223	204,898	224,268	150,969	(26,415)	24,952	5,079,482
Great-West MFS International Growth Fund Institutional Class	885,590	287,505	626,576	198,888	(32,416)	—	7,173,283
Great-West MFS International Value Fund Institutional Class	1,778,880	700,613	960,618	374,204	6,846	—	17,753,225
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,005,783	355,143	1,283,562	293,049	(15,162)	38,438	17,751,182
Great-West Putnam Equity Income Fund Institutional Class	1,230,023	430,189	525,998	143,601	(20,252)	97,856	10,885,699
Great-West Putnam High Yield Bond Institutional Class	262,976	67,223	182,959	86,533	(6,658)	67,010	2,419,381
Great-West Real Estate Index Fund Institutional Class	463,833	187,537	388,008	296,014	42,666	89,946	4,921,272
Great-West S&P 500® Index Fund Institutional Class	4,143,997	1,557,619	2,431,948	582,588	20,328	516,512	39,658,054

Semi-Annual Report - June 30, 2016

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2016	Fair Value 12/31/2015	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2016
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,853,559	$ 670,279	$ 718,517	$352,943	$ (19,118)	$ 129,255	$ 16,960,064
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,752,415	624,818	782,537	465,474	(40,549)	120,776	15,614,017
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,264,933	436,909	618,078	200,230	(36,774)	161,676	10,878,424
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	887,194	314,759	319,260	145,132	(20,397)	—	7,603,248
Great-West Templeton Global Bond Fund Institutional Class	204,047	49,537	166,213	53,227	(8,022)	23,888	1,793,569
					$(280,366)	$1,464,124	$212,396,515
(a) Includes assets received as part of the Fund's reorganization.
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (including assets received as part of the Fund's reorganization) were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$12,478,779	$28,898,422
Great-West Lifetime 2015 Fund	1,027,686,516	75,170,568
Great-West Lifetime Conservative 2020 Fund	30,375	131
Great-West Lifetime 2020 Fund	1,708,425	113,795
Great-West Lifetime Conservative 2025 Fund	24,495,314	41,655,381
Great-West Lifetime 2025 Fund	1,725,307,839	94,834,647
Great-West Lifetime Conservative 2030 Fund	30,387	141
Great-West Lifetime 2030 Fund	2,998,291	163,387
Great-West Lifetime Conservative 2035 Fund	22,818,911	35,403,209
Great-West Lifetime 2035 Fund	1,448,852,181	60,100,897
Great-West Lifetime Conservative 2040 Fund	30,375	159
Great-West Lifetime 2040 Fund	12,340,778	2,444,481
Great-West Lifetime Conservative 2045 Fund	15,193,200	19,448,379
Great-West Lifetime 2045 Fund	793,935,903	26,093,128
Great-West Lifetime Conservative 2050 Fund	30,365	172
Great-West Lifetime 2050 Fund	720,458	25,733
Great-West Lifetime Conservative 2055 Fund	7,347,525	7,318,287
Great-West Lifetime 2055 Fund	271,199,305	6,889,272
4.  FUNDS REORGANIZATION
On April 22, 2016, the Funds acquired all the net assets of the Target Funds pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Funds distributed all of their net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund's shareholders for federal income tax purposes.

Semi-Annual Report - June 30, 2016

Target Funds	Acquiring Funds
Great-West Lifetime 2015 II Fund	Great-West Lifetime 2015 Fund
Great-West Lifetime 2025 II Fund	Great-West Lifetime 2025 Fund
Great-West Lifetime 2035 II Fund	Great-West Lifetime 2035 Fund
Great-West Lifetime 2045 II Fund	Great-West Lifetime 2045 Fund
Great-West Lifetime 2055 II Fund	Great-West Lifetime 2055 Fund
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Funds as of the date of the reorganization were as follows:
	Cost of investments	Investments in securities, fair value	Net unrealized (depreciation)	Captial loss carryforwards available for potential utilization
Great-West Lifetime 2015 II Fund	$ 980,830,130	$ 971,270,772	$(9,559,358)	$ -
Great-West Lifetime 2025 II Fund	1,663,171,799	1,658,277,958	(4,893,841)	(1,585,752)
Great-West Lifetime 2035 II Fund	1,399,520,962	1,399,520,587	(375)	-
Great-West Lifetime 2045 II Fund	759,564,825	750,065,999	(9,498,826)	-
Great-West Lifetime 2055 II Fund	253,581,742	246,342,131	(7,239,611)	-
For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganization were as follows:
	Shares Outstanding	Net Assets	NAV per Share
Target Funds - Prior to the Reorganization
Great-West Lifetime 2015 II Fund - Class T	8,439,004	$ 108,182,050	$12.82
Great-West Lifetime 2015 II Fund - Class T1	55,858,735	714,861,417	12.80
Great-West Lifetime 2015 II Fund - Class L	14,879,497	123,976,498	8.33
Great-West Lifetime 2015 II Fund - Institutional Class	2,630,595	24,067,605	9.15
Great-West Lifetime 2025 II Fund - Class T	12,782,200	178,809,789	13.99
Great-West Lifetime 2025 II Fund - Class T1	97,283,578	1,352,953,758	13.91
Great-West Lifetime 2025 II Fund - Class L	11,889,837	95,969,903	8.07
Great-West Lifetime 2025 II Fund - Institutional Class	3,442,015	30,166,189	8.76
Great-West Lifetime 2035 II Fund - Class T	10,370,379	157,057,578	15.14
Great-West Lifetime 2035 II Fund - Class T1	75,761,399	1,143,841,207	15.10
Great-West Lifetime 2035 II Fund - Class L	10,071,331	80,298,836	7.97
Great-West Lifetime 2035 II Fund - Institutional Class	2,135,932	17,926,658	8.39
Great-West Lifetime 2045 II Fund - Class T	5,399,847	83,346,845	15.44
Great-West Lifetime 2045 II Fund - Class T1	40,370,291	618,809,278	15.33
Great-West Lifetime 2045 II Fund - Class L	4,882,597	38,529,409	7.89
Great-West Lifetime 2045 II Fund - Institutional Class	1,108,566	9,152,068	8.26
Great-West Lifetime 2055 II Fund - Class T	2,108,947	32,557,227	15.44
Great-West Lifetime 2055 II Fund - Class T1	13,481,662	207,266,132	15.37
Great-West Lifetime 2055 II Fund - Class L	674,434	5,390,233	7.99
Great-West Lifetime 2055 II Fund - Institutional Class	126,394	1,053,900	8.34

Semi-Annual Report - June 30, 2016

	Shares Outstanding	Net Assets	NAV per Share
Acquiring Funds - Prior to the Reorganization
Great-West Lifetime 2015 Fund - Class T	263,417	$ 3,447,431	$13.09
Great-West Lifetime 2015 Fund - Class T1	4,057,536	52,721,685	12.99
Great-West Lifetime 2015 Fund - Class L	0	0	10.00
Great-West Lifetime 2015 Fund - Institutional Class	1,039	9,979	9.60
Great-West Lifetime 2025 Fund - Class T	853,694	11,730,126	13.74
Great-West Lifetime 2025 Fund - Class T1	6,703,704	91,603,322	13.66
Great-West Lifetime 2025 Fund - Class L	0	0	10.00
Great-West Lifetime 2025 Fund - Institutional Class	1,052	9,901	9.41
Great-West Lifetime 2035 Fund - Class T	567,140	7,626,753	13.45
Great-West Lifetime 2035 Fund - Class T1	5,779,464	76,678,328	13.27
Great-West Lifetime 2035 Fund - Class L	0	0	10.00
Great-West Lifetime 2035 Fund - Institutional Class	1,050	9,822	9.35
Great-West Lifetime 2045 Fund - Class T	153,205	2,026,210	13.23
Great-West Lifetime 2045 Fund - Class T1	3,351,529	42,967,842	12.82
Great-West Lifetime 2045 Fund - Class L	0	0	10.00
Great-West Lifetime 2045 Fund - Institutional Class	1,046	9,783	9.35
Great-West Lifetime 2055 Fund - Class T	22,841	355,839	15.58
Great-West Lifetime 2055 Fund - Class T1	835,420	12,673,707	15.17
Great-West Lifetime 2055 Fund - Class L	0	0	10.00
Great-West Lifetime 2055 Fund - Institutional Class	1,049	9,742	9.29

Acquiring Funds - After the Reorganization
Great-West Lifetime 2015 Fund - Class T	8,529,570	$ 111,629,481	$13.09
Great-West Lifetime 2015 Fund - Class T1	59,074,289	767,583,102	12.99
Great-West Lifetime 2015 Fund - Class L	12,397,650	123,976,498	10.00
Great-West Lifetime 2015 Fund - Institutional Class	2,506,926	24,077,584	9.60
Great-West Lifetime 2025 Fund - Class T	13,867,096	190,539,915	13.74
Great-West Lifetime 2025 Fund - Class T1	105,715,414	1,444,557,080	13.66
Great-West Lifetime 2025 Fund - Class L	9,596,990	95,969,903	10.00
Great-West Lifetime 2025 Fund - Institutional Class	3,206,267	30,176,090	9.41
Great-West Lifetime 2035 Fund - Class T	12,246,243	164,684,331	13.45
Great-West Lifetime 2035 Fund - Class T1	91,994,034	1,220,519,535	13.27
Great-West Lifetime 2035 Fund - Class L	8,029,884	80,298,836	10.00
Great-West Lifetime 2035 Fund - Institutional Class	1,917,461	17,936,480	9.35
Great-West Lifetime 2045 Fund - Class T	6,455,194	85,373,055	13.23
Great-West Lifetime 2045 Fund - Class T1	51,619,190	661,777,120	12.82
Great-West Lifetime 2045 Fund - Class L	3,852,941	38,529,409	10.00
Great-West Lifetime 2055 Fund - Class T	2,112,661	32,913,066	15.58
Great-West Lifetime 2055 Fund - Class T1	14,497,900	219,939,839	15.17
Great-West Lifetime 2055 Fund - Class L	539,023	5,390,233	10.00
Great-West Lifetime 2055 Fund - Institutional Class	114,531	1,063,642	9.29
Pro Forma Results of Operations
The beginning of the Target Funds fiscal year was January 1, 2016. Assuming the reorganization had been completed on January 1, 2016, the beginning of the Acquiring Funds current fiscal year, the pro forma results of operations for the period ended June 30, 2016, are as follows:

Semi-Annual Report - June 30, 2016

	Net investment income	Net realized and unrealized gain (loss)	Net increase (decrease) in net assets resulting from operations
Great-West Lifetime 2015 Fund	$19,752,638	$ 24,292,840	$ 34,045,478
Great-West Lifetime 2025 Fund	14,382,899	51,177,536	65,560,435
Great-West Lifetime 2035 Fund	9,321,725	42,162,778	51,484,503
Great-West Lifetime 2045 Fund	4,277,430	11,743,066	16,020,496
Great-West Lifetime 2055 Fund	1,333,319	(15,493,476)	(14,160,157)
Because the combined Funds for the reorganization have been managed as single integrated Funds since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund's Statement of Operations for the Acquiring Funds since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on February 25, 2016 (the “Meeting”), approved the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime 2020 Fund I, Great-West Lifetime 2020 Fund III, Great-West Lifetime 2030 Fund I, Great-West Lifetime 2030 Fund III, Great-West Lifetime 2040 Fund I, Great-West Lifetime 2040 Fund III, Great-West Lifetime 2050 Fund I and Great-West Lifetime 2050 Fund III (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On February 24, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed Advisory Agreement. The Independent Directors also considered additional information provided at regular Board meetings held throughout the year, as well as in connection with the annual review of the Advisory Agreement with respect to the other funds of the Company.
In approving the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record for managing other funds of the Company, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Company and the portfolio management team to be responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by GWCM.
Costs and Profitability
With respect to the costs of services to be provided, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In evaluating the estimated total expense ratio of each Fund’s Institutional Class Shares, the Board considered the total expense ratio of the least expensive share class of the same vintage of the 10 largest target date funds managed by other investment advisers and the Morningstar Target Date peer group averages (which includes all share classes available), based on information the Adviser obtained from Morningstar Direct. Based on the information provided, the Board concluded that each Fund’s estimated total expense ratio was competitive relative to the top 10 largest target date funds, noting, however, that in each case the Fund’s estimated expense ratio was higher than the top 10 average expense ratio. The Board further noted that each Fund’s estimated expense ratio was lower than the Morningstar Target Date peer group average expense ratio.
The Board noted that the Board previously received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM. The Board also noted that the Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.

The Board further considered the overall financial soundness of GWCM. The Board noted that it previously reviewed the financial statements from GWCM. With respect to profitability, the Board noted the start-up status of the Funds. Based on the information provided, the Board concluded that the costs of the services to be provided were reasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether the proposed fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management fees payable by the Fund, comparative fee and expense information, the financial condition of GWCM, and the expected asset levels of the Funds. Based on the information provided, the Board concluded, although there were no breakpoints in the proposed management fee, any anticipated economies of scale were appropriately reflected in the management fee.
Other Factors
The Board considered ancillary benefits to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services would be provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds will be used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ proposed management fees were reasonable, taking into account any ancillary benefits to be derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of each Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime Conservative 2015 Fund (formerly known as Great-West Lifetime 2015 Fund I), Great-West Lifetime 2015 Fund (formerly known as Great-West Lifetime 2015 Fund III), Great-West Lifetime Conservative 2025 Fund (formerly known as Great-West Lifetime 2025 Fund I), Great-West Lifetime 2025 Fund (formerly known as Great-West Lifetime 2025 Fund III), Great-West Lifetime Conservative 2035 Fund (formerly known as Great-West Lifetime 2035

Fund I), Great-West Lifetime 2035 Fund (formerly known as Great-West Lifetime 2035 Fund III), Great-West Lifetime Conservative 2045 Fund (formerly known as Great-West Lifetime 2045 Fund I), Great-West Lifetime 2045 Fund (formerly known as Great-West Lifetime 2045 Fund III), Great-West Lifetime Conservative 2055 Fund (formerly known as Great-West Lifetime 2055 Fund I), and Great-West Lifetime 2055 Fund (formerly known as Great-West Lifetime 2055 Fund III) (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data, and GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Institutional Class shares of each Fund (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2015. In evaluating the performance of each Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, with respect to the Great-West Lifetime Conservative 2015 Fund, the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015. The Board also noted that, although the Fund was in the third quartile of its peer group for the three- and five-year periods ended December 31, 2015 (the first quartile being the best performers and the fourth quartile being the worst performers), the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2015.
For the Great-West Lifetime 2015 Fund, the Board noted that the Fund was in the second, first and first quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the one-year period ended December 31, 2015.
For the Great-West Lifetime Conservative 2025 Fund, the Board noted that, although the Fund was in the fourth quartile of its peer group for the three- and five-year periods ended December 31, 2015, the Fund was in the second quartile of its peer group for the one-year period ended December 31, 2015. The Board also noted that, although the Fund underperformed its benchmark index for the five-year period ended December 31, 2015, the Fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2015.
For the Great-West Lifetime 2025 Fund, the Board noted that the Fund was in the second, first and first quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively. The Board also noted that, although the Fund underperformed its benchmark index for the three- and five-year periods ended December 31, 2015, it outperformed its benchmark index for the one-year period ended December 31, 2015.
For the Great-West Lifetime Conservative 2035 Fund, the Board noted that the Fund was in the second, third and third quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2015. The Board also noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015.

For the Great-West Lifetime 2035 Fund, the Board noted that the Fund was in the second, first and first quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2015, respectively. The Board also noted that the Fund outperformed its benchmark index for the one, three- and five-year periods ended December 31, 2015.
For the Great-West Lifetime Conservative 2045 Fund, the Board noted that the Fund was in the second, third and third quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2015. The Board also noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015.
For the Great-West Lifetime 2045 Fund, the Board noted that the Fund was in the second quartile of its peer group for the one-, three- and five-year periods ended December 31, 2015. The Board also noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015.
For the Great-West Lifetime Conservative 2055 Fund, the Board noted that, although the Fund was in the third, fourth and fourth quartiles of its peer group, respectively, for the one-, three- and five-year periods ended December 31, 2015, the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2015.
For the Great-West Lifetime 2055 Fund, the Board noted that, although the Fund was in the third quartile of its peer group for the one-, three- and five-year periods ended December 31, 2015, the Fund outperformed its benchmark index for the one-, three-and five-year periods ended December 31, 2015.
In determining that it was satisfied with the investment performance of the Funds, the Board also considered the Adviser’s plans to change the allocation of the glidepath of each of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund and Great-West Lifetime 2055 Fund to more closely match its respective benchmark index.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Institutional Class Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that for the Great-West Lifetime Conservative 2015 Fund, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2015 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2025 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2025 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2035 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2035 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2045 Fund, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2045 Fund the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2055 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the average contractual management fee of its peer group of funds, the Fund’s Management Fee less Non-Management Expenses was the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2055 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was greater than the average contractual management fee of its peer group of funds, the Fund’s Management Fee less Non-Management Expenses was the same as the median contractual management fee of its peer group of funds. In addition, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and the same as the median expense ratio of its peer group and peer universe of funds.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016